As filed with the Securities and Exchange Commission on January 28, 2011
1933 Act File No. [_________]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. ____	|_|
Post-Effective Amendment No.	|_|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

1010 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(816) 860-7000
(Registrant's Telephone Number, including Area Code)

LAWRENCE A. KNECHT, ESQ.
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

CONSTANCE E. MARTIN
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

It is proposed that this filing will become effective on February 27, 2011, pursuant to Rule 488.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

Frontegra Columbus Core Plus Fund
Frontegra Columbus Core Fund

[_____], 2011

Dear Shareholder:

We are writing to inform you of the upcoming special meeting (the “Special Meeting”) of shareholders of the Frontegra Columbus Core Plus Fund (“Core Plus Fund”) and Frontegra Columbus Core Fund (“Core Fund” and, collectively with the Core Plus Fund, the “Funds”), each a series of Frontegra Funds, Inc. (“Frontegra”) to vote on important proposals affecting the Funds.  The Special Meeting will be held on April 12, 2011 at 10:00 a.m., local time, at 400 Skokie Boulevard, Suite 500, Northbrook Illinois 60062.  The proposals are related to the recent transaction in which Scout Investments, Inc. (“SI”) acquired substantially all of the assets of Reams Asset Management Company, LLC (“Reams”), the Funds’ previous sub-adviser.

We are asking shareholders of each Fund to approve a new sub-advisory agreement for their Fund between Frontegra Asset Management, Inc. (“FAM”) and SI, pursuant to which SI will continue to serve as the sub-adviser to the Fund.  Following notification to the Board of Directors of Frontegra (the “Frontegra Board”) of SI’s acquisition of Reams and that SI wished to become the successor sub-adviser to the Funds, the Frontegra Board, on November 15, 2010, approved the replacement of Reams by SI effective as of the closing of SI’s acquisition of Reams on November 30, 2010.  In order to avoid disruption of the Funds’ investment management program, the Frontegra Board approved an interim sub-advisory agreement (the “Interim Agreement”) in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), pursuant to which SI has served as the sub-adviser to the Funds since November 30, 2010.  The Interim Agreement will remain in effect until shareholders of the Funds approve a new sub-advisory agreement or April 29, 2011, whichever is sooner.  The fees to be paid to SI under the new sub-advisory agreement will be identical to the fees paid to SI under the Interim Agreement.

We are also asking shareholders of each Fund to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of each Fund into a corresponding portfolio of Scout Funds (“Scout” and each such portfolio a “Scout Fund”).  Under the terms of the Plan approved by the Frontegra Board, each Fund will transfer all of its assets to the corresponding Scout Fund in exchange for shares of a corresponding class of the Scout Fund, and the assumption by the Scout Fund of all of the liabilities of the Fund.  The Fund will then distribute, pro rata, to its shareholders of record as of the date of the Reorganization, all of the shares of the corresponding class of the Scout Fund received by the Fund in complete liquidation and termination of the Fund as a series of Frontegra.  If the Reorganization is approved, shareholders of the Funds will become shareholders of the corresponding class of the corresponding Scout Funds.  Each Scout Fund will have the same investment objective and substantially similar policies, strategies and restrictions and the same or lower advisory fee as the corresponding Fund.

The question and answer section that follows discusses the proposals, and the Combined Proxy Statement/Prospectus itself provides greater detail about the proposals.  The Frontegra Board recommends that you read the enclosed materials carefully and vote FOR each proposal on which you are asked to vote.

You may choose one of the following options: (i) to authorize a proxy to vote your shares (which is commonly known as proxy voting), or (ii) to vote in person at the Special Meeting:

•	Mail: Complete and return the enclosed proxy card(s).

•	Internet: Access the website shown on your proxy card(s) and follow the online instructions.

•	Telephone (automated service): Call the toll-free number shown on your proxy card(s) and follow the recorded instructions.

•	In person: Attend the special shareholder meeting on April 12, 2011.

Your vote is very important to us. Whichever method you choose, please be sure to cast your vote as soon as possible.  Even if you plan to attend the Special Meeting, you can vote in advance using one of the other methods.

Thank you for your response and for your continued investment in the Funds.

Sincerely,

William D. Forsyth III
President of Frontegra Funds, Inc.

IMPORTANT INFORMATION FOR SHAREHOLDERS

FRONTEGRA FUNDS, INC.

Frontegra Columbus Core Plus Fund
Frontegra Columbus Core Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Notice is hereby given that a special meeting of shareholders (the “Special Meeting”) of the Frontegra Columbus Core Plus Fund (“Core Plus Fund”) and Frontegra Columbus Core Fund (“Core Fund” and, together with the Core Plus Fund, the “Funds”), each a series of Frontegra Funds, Inc. (“Frontegra”), will be held at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 on April 12, 2011, at 10:00 a.m., local time, for the purpose of considering the proposals set forth below and transacting such other business as may be properly brought before the Special Meeting.

1.	To approve a new sub-advisory agreement for each Fund between Frontegra Asset Management, Inc. (“FAM”) and Scout Investments, Inc. (“SI”).

2.
To approve the Agreement and Plan of Reorganization (the “Plan”) between Frontegra, on behalf of the Funds, and Scout Funds (“Scout”), on behalf of the Scout Core Plus Bond Fund (the “Scout Core Plus Fund”) and Scout Core Bond Fund (the “Scout Core Fund” and collectively with the Scout Core Plus Fund, the “Scout Funds”).  Under the Plan, (i) all of the assets and liabilities of each Fund would be transferred to the corresponding Scout Fund; (ii) each shareholder of the Fund would receive shares of the corresponding class of the Scout Fund in an amount equal to the value of such shareholder’s holdings in the Fund; and (iii) each Fund would be liquidated and terminated as a series of Frontegra.

The Board of Directors of Frontegra recommends that shareholders vote FOR each proposal.

Only shareholders of record of the Funds at the close of business on January 31, 2011 (the “Record Date”), the record date for this Special Meeting, are entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof.  Shareholders are entitled to one vote for each share held and each fractional share is entitled to a proportionate fractional vote.  The persons named as proxies will vote in their discretion on any procedural matter that may properly come before the Special Meeting or any adjournments or postponements thereof.

By Order of the Board of Directors,

William D. Forsyth III
Secretary of Frontegra Funds, Inc.

Northbrook, Illinois
[____], 2011

IMPORTANT— WE NEED YOUR PROXY VOTE IMMEDIATELY

A shareholder may think that his or her vote is not important, but it is vital for the Funds’ continued operation.  We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope which requires no postage if mailed in the United States (or to take advantage of the telephonic or internet voting procedures described on the proxy card).  Your prompt return of the enclosed proxy card (or your authorization of a proxy by other available means) may save the necessity of further solicitations.  If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

COMBINED PROXY STATEMENT/PROSPECTUS

Dated [____], 2011

FOR THE REORGANIZATION OF

Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund, each a series of Frontegra Funds, Inc., 400 Skokie Blvd., Suite 500 Northbrook, Illinois 60062	into, respectively,	Scout Core Plus Bond Fund and Scout Core Bond Fund, each a series of Scout Funds, 1010 Grand Boulevard Kansas City, MO 64106

Fund Name	Investment Objective

Scout Core Plus Bond Fund	High level of total return consistent with the preservation of capital

Scout Core Bond Fund	High level of total return consistent with the preservation of capital

Sponsored by:
Scout Investments, Inc.

This Combined Proxy Statement/Prospectus sets forth concisely the information about Scout Funds (“Scout”) and two of its series, Scout Core Plus Bond Fund (the “Scout Core Plus Fund”) and Scout Core Bond Fund (the “Scout Core Fund” and collectively with the Scout Core Plus Fund, the “Scout Funds”), that a prospective investor ought to know before investing.

This Combined Proxy Statement/Prospectus should be retained for future reference.

This Combined Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for two of the series of Frontegra Funds, Inc. (“Frontegra”), the Frontegra Columbus Core Plus Fund (“Core Plus Fund”) and Frontegra Columbus Core Fund (“Core Fund” and, collectively with the Core Plus Fund, the “Funds”).

Additional information about the Funds and Scout Funds is available in the:

•           Prospectuses for the Funds and the Scout Funds;
•           Annual and semi-annual reports to shareholders of the Funds and the Scout Funds; and
•           Statements of Additional Information (“SAIs”) for the Funds and the Scout Funds.

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”).  The current prospectus of the Funds is incorporated herein by reference and is legally deemed to be part of this Combined Proxy Statement/Prospectus.  A copy of the current prospectus of the Scout Funds accompanies this Combined Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Combined Proxy Statement/Prospectus.  The SAI to this Combined Proxy Statement/Prospectus, dated the same date as this Combined Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Combined Proxy Statement/Prospectus.  The Funds’ prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Funds have been previously mailed to shareholders and are available on the Funds’ website at http://www.frontegra.com.  Frontegra’s other filings with the SEC, including the foregoing, are available upon oral or written request and without charge by contacting Frontegra at the address above or by calling, toll-free, 1-888-825-2100.  Scout’s other filings with the SEC are available upon oral or written request and without charge by contacting Scout at the address above or by calling, toll-free, 1-800-996-2862.

Information about a Fund or a Scout Fund can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund or a Scout Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Branch, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting
 to Be Held on April 12, 2011:  The Notice of Meeting, Combined Proxy Statement/Prospectus and Proxy Cards are available at www.proxyonline.com/docs/frontegra.pdf.

If you need additional copies of this Combined Proxy Statement/Prospectus or any proxy card, please contact Frontegra at 1-888-825-2100, by e-mail at merickson@frontier-partners.com or in writing at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  Additional copies of this Combined Proxy Statement/Prospectus will be delivered to you promptly upon request.  To obtain directions to attend the Special Meeting, please call 1-888-825-2100.  For a free copy of Frontegra’s annual report for the fiscal year ended June 30, 2010 or the most recent semi-annual report, please contact Frontegra at 1-888-825-2100, by e-mail at merickson@frontier-partners.com or in writing at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.

Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

FRONTEGRA FUNDS AND SCOUT FUNDS - QUESTIONS AND ANSWERS RELATING TO THE MATTERS DISCUSSED HEREIN

Question: What is this document, and why did you send it to me?

Answer:  The attached document is a proxy statement for each of the Frontegra Columbus Core Plus Fund (“Core Plus Fund”) and Frontegra Columbus Core Fund (“Core Fund” and, collectively with the Core Plus Fund, the “Funds”), each a series of Frontegra Funds, Inc. (“Frontegra”), and a prospectus for the series of Scout Funds (“Scout”), the Scout Core Plus Bond Fund (the “Scout Core Plus Fund”) and Scout Core Bond Fund (f/k/a Scout Bond Fund) (the “Scout Core Fund” and collectively with the Scout Core Plus Fund, the “Scout Funds”).  The purpose of the Combined Proxy Statement/Prospectus is to provide information regarding (1) a proposal for shareholders of the Funds to approve a proposed sub-advisory agreement for the Funds (the “New Sub-Advisory Agreement”) between Frontegra Asset Management, Inc. (“FAM”) and Scout Investments, Inc. (f/k/a Scout Investment Advisors, Inc.) (“SI”) with respect to the Funds, (2) a proposal for shareholders of the Funds to approve the proposed reorganization of each Fund, respectively, into the corresponding Scout Fund, as set forth in the table below (“Reorganization”) and as described in the Agreement and Plan of Reorganization (the “Plan”), and (3) the shares of the Scout Funds.

Fund:	Corresponding Scout Fund:

Core Plus Fund	Scout Core Plus Fund

Core Fund	Scout Core Fund

The Combined Proxy Statement/Prospectus contains information that shareholders of the Funds should know before voting on the New Sub-Advisory Agreement and Reorganization.  It should be retained for future reference.

Question:  What is the purpose of the Reorganization?

Answer:  The primary purpose of the Reorganization is to restructure the Funds as funds within the Scout family of funds.  Following notification to the Board of Directors of Frontegra (the “Frontegra Board”) that SI was acquiring substantially all of the assets of Reams Asset Management Company, LLC (“Reams”), the Funds’ previous sub-adviser, and that Scout wished to become the successor sub-adviser to the Funds, the Frontegra Board, on November 15, 2010, approved the replacement of Reams by SI effective as of the closing of SI’s acquisition of Reams on November 30, 2010.  In order to avoid disruption of the Funds’ investment management program, the Frontegra Board approved an interim sub-advisory agreement (the “Interim Agreement”) in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), pursuant to which SI has served as the sub-adviser to the Funds since November 30, 2010.

FAM has entered into an agreement (the “Transaction Agreement”) to sell its books and records and related assets relating to the management of the Funds to SI.  Mark M. Egan, Thomas M. Fink, Todd Thompson and Steven T. Vincent, formerly employees of Reams who are now employees of SI, will continue to manage the Funds’ portfolios after they are reorganized into the Scout Funds and become part of the Scout family of funds.  Moreover, on November 18, 2010 and January 25, 2011, the Board of Trustees of Scout (the “Scout Board”) approved changes to the Scout Core Fund’s investment objective, strategies and policies to conform them to those of the Core Fund.  As a result, the Scout Core Fund has the same investment objective and substantially similar overall investment strategies and policies, which should result in a relatively smooth transition following the Reorganization.

Question:  Why am I being asked to approve the New Sub-Advisory Agreement?

Answer:  The sub-advisory agreement between FAM, on behalf of the Funds, and Reams terminated effective as of November 30, 2010 as a result of SI’s acquisition of Reams.  Since November 30, 2010, SI has served as the sub-adviser to the Funds pursuant to the Interim Agreement approved by the Frontegra Board in accordance with Rule 15a-4 under the 1940 Act.  The Interim Agreement will remain in effect until shareholders of the Funds, voting separately, approve the New Sub-Advisory Agreement or April 29, 2011, whichever is sooner.  Accordingly, we are asking you to approve the New Sub-Advisory Agreement so that SI may continue to serve as the sub-adviser to the Funds.  If the proposal to approve the Reorganization is approved, the New Sub-Advisory Agreement will not take effect and SI will serve as investment adviser to the Funds under a new advisory agreement.

Question:  How will the Reorganization work?

Answer:  The shareholders of each Fund will vote on the Plan separately and apart from the shareholders of the other Fund.  If shareholders of a Fund approve the Plan, that Fund will transfer all of its assets to the corresponding Scout Fund in return for shares of the corresponding class of the corresponding Scout Fund and the corresponding Scout Fund’s assumption of that Fund’s liabilities.  That Fund will then distribute the shares of the corresponding class it receives from the corresponding Scout Fund, pro rata, to its shareholders.  Shareholders of that Fund will become shareholders of the corresponding class of the corresponding Scout Fund, and immediately after the Reorganization each shareholder will hold the number of shares of the corresponding class of the corresponding Scout Fund equal in value to the value of the Fund shares such shareholder held immediately prior to the Reorganization.  Subsequently, that Fund will be liquidated and terminated as a series of Frontegra.  In connection with the Reorganization, Institutional Class shareholders of the Core Plus Fund will receive Institutional Class shares of the Scout Core Plus Fund, Class Y shareholders of the Core Plus Fund will receive Class Y shares of the Scout Core Plus Fund, and Institutional Class shareholders of the Core Fund will receive Institutional Class shares of the Scout Core Fund.  Service Class shares of the Funds are not subject to the Reorganization and have been closed by Frontegra.

Please refer to the Combined Proxy Statement/Prospectus for a detailed explanation of the proposal.  If the Plan is approved by shareholders of a Fund at the Special Meeting, the Reorganization presently is expected to be effective on or about April 15, 2011.

Question:  How will this affect me as a shareholder?

Answer:  If the Reorganization is approved, you will become a shareholder of the corresponding class of the corresponding Scout Fund.  There will be no sales charges or redemption fees applied in connection with the Reorganization.  The new shares of the corresponding class that you receive will have a total net asset value equal to the total net asset value of the shares you hold in the corresponding class of a Fund as of the close of business on the day before the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of the Reorganization, and your interest in a Fund will not be diluted.  The Reorganization is expected to be tax-free for federal income tax purposes to each Fund and its shareholders.  Each Scout Fund will be managed in the same way as the corresponding Fund by the same portfolio managers who are primarily responsible for the day-to-day investment management of the corresponding Fund.  The primary differences between the Funds and the Scout Funds will be (1) the Scout Funds will be series of Scout instead of series of Frontegra and (2) the Scout Funds will have a different board of trustees and management than the Funds.

Question:  Who will manage the Scout Funds?

Answer:  The portfolio managers who are primarily responsible for the day-to-day investment management of the Funds will continue to manage the Scout Funds.  These are the same portfolio managers who managed the Funds before SI’s acquisition of Reams.  Upon SI’s acquisition of Reams, the portfolio managers became employees of SI.  Currently, FAM serves as the investment adviser to the Funds and SI serves as the sub-adviser.  Following the Reorganization, SI will serve as the investment adviser to the Scout Funds.  SI will serve as investment adviser upon similar terms and conditions upon which Frontegra currently serves the Funds.  No sub-adviser will be involved in managing the Scout Funds.

Question:  How will the Reorganization affect the fees and expenses I pay as a shareholder of the Fund?

Answer:  The fees and expenses that you pay as a shareholder of the Funds are not expected to increase as a result of the Reorganization.  The Scout Core Fund’s annual investment advisory fee is 0.02% lower than the annual investment advisory fee for the Core Fund.  The advisory fee of the Core Plus Fund will not change as a result of the Reorganization.  Furthermore, on behalf of the Scout Funds, SI will contractually agree to waive advisory fees and/or assume certain fund expenses through the second anniversary of the closing of the Reorganization in order to limit the total annual fund operating expenses of each class (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 or shareholder servicing fees to no more than 0.40%, which is equivalent to the current expense cap for the Funds.  The projected total annual operating expenses for the Scout Funds are set forth in the Combined Proxy Statement/Prospectus below.

Question:  Will the Reorganization result in any taxes?

Answer:  Neither the Funds nor any of their shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and counsel to Scout will provide tax opinions to Frontegra confirming the federal income tax treatment.  The tax opinions, however, are not binding on the Internal Revenue Service.  Shareholders should consult their tax adviser about other state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Question:  Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer:  No sales charge, CDSC or redemption fees will be imposed on any shareholders as a result of the Reorganization.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposals can be acted upon.  Your immediate response on the enclosed proxy card will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses.  Your vote is very important to us regardless of the number of shares you own.

Question:  How does the Frontegra Board recommend that I vote?

Answer:  After careful consideration, the Frontegra Board unanimously recommends that shareholders vote FOR each of the New Sub-Advisory Agreement and the Plan.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  SI and FAM will pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and the Combined Proxy Statement/Prospectus, as set forth in the Plan.  Neither the Funds nor the Scout Funds will incur any expenses in connection with the Reorganization.

Question:  What will happen if the New Sub-Advisory Agreement is not approved by shareholders?

Answer:  If shareholders of either Fund do not approve the New Sub-Advisory Agreement, the New Sub-Advisory Agreement will not become effective with respect to such Fund.  In that case, the Frontegra Board will meet to consider other alternatives to the New Sub-Advisory Agreement prior to the date of expiration of the Interim Agreement.

Question:  What will happen if the Plan is not approved by shareholders?

Answer:  If shareholders of a Fund do not approve the Plan, that Fund will not be reorganized into the corresponding Scout Fund.  The Frontegra Board will meet to consider other alternatives to the Plan, such as a different merger or reorganization of the Funds, the possible engagement of another sub-adviser or the liquidation of that Fund.

Question:  How do I vote my shares?

Answer:  You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.

Question:  Who do I call if I have questions?

Answer:  If you have any questions about the Funds, proposals or the proxy card, please call Frontegra, toll-free at 1-888-825-2100.  Please note that you will not be able to vote your shares by calling this number.  In order to vote your shares, call the phone number listed on your proxy card(s).  If you have questions about the Scout Funds, please call Scout toll-free at 1-800-996-2862.

TABLE OF CONTENTS

FRONTEGRA - NEW SUB-ADVISORY AGREEMENT - PROPOSAL 1	1
Background	1
Compensation Paid to SI	1
Information about SI	1
Comparison of the New Sub-Advisory Agreement and Prior Agreement	2
Frontegra Board Approval and Recommendation	3
SCOUT FUNDS - REORGANIZATION AND PLAN - PROPOSAL 2	4
Overview of and Reasons for the Reorganization	4
Frontegra Board of Directors Considerations Regarding the Reorganization	5
Portfolio Fees and Expenses	6
Performance	8
Key Comparisons	10
Synopsis - Risk Factors	16
Information About the Reorganization	17
Capitalization	20
Management	21
Other Service Providers	22
Tax Information and Payments to Financial Intermediaries	23
Availability of Materials and Information	24
VOTING INFORMATION	25
Appendix A – Form of New Sub-Advisory Agreement	A-1
Appendix B – Form of Plan	B-1
Appendix C - Ownership of the Funds	C-1
Appendix D - Ownership of the Scout Funds	D-1

 FRONTEGRA - NEW SUB-ADVISORY AGREEMENT - PROPOSAL 1

 Background.

Reams, the previous sub-adviser to the Funds, notified FAM that SI (then known as Scout Investment Advisors, Inc.) was acquiring substantially all of the assets of Reams and that SI wished to become the successor sub-adviser to the Funds.  As a result of SI’s acquisition of Reams, the sub-advisory agreement between Frontegra and Reams  (the “Prior Agreement”) terminated effective as of November 30, 2010.  In order to avoid disruption of the Funds’ investment management program and maintain the Reams team as portfolio managers for the Funds, the Frontegra Board, including a majority of the “disinterested” directors within the meaning of the 1940 Act (the “Independent Directors”), approved the Interim Agreement and the replacement of Reams by SI effective as of the closing of SI’s acquisition of Reams on November 30, 2010.  At a subsequent meeting, the Frontegra Board approved the New Sub-Advisory Agreement pursuant to which SI would continue to provide investment advisory services to the Funds subject to shareholder approval of the New Sub-Advisory Agreement.

The Interim Agreement became effective on November 30, 2010 and will continue in effect until shareholders of the Funds approve the New Sub-Advisory Agreement or April 29, 2011, whichever is sooner.  Rule 15a-4 under the 1940 Act permits a fund to enter into an interim advisory agreement that can only be effective for 150 days or until shareholders approve a new agreement.  Accordingly, SI will not be able to serve as the Funds’ sub-adviser beyond April 29, 2011, 150 days after the effective date of the Interim Agreement, unless the New Sub-Advisory Agreement is approved by shareholders.  Upon shareholder approval, the New Sub-Advisory Agreement will be in effect for an initial two-year period from the date of its effectiveness.

If shareholders of either of the Funds do not approve the New Sub-Advisory Agreement by April 29, 2011, the Interim Agreement between Frontegra and SI will terminate with respect to such Fund, and the Frontegra Board will take such actions as it considers to be in the best interests of the shareholders of the Fund, which may include retaining another sub-adviser, seeking exemptive relief from the SEC or liquidating the Fund.

The form of the New Sub-Advisory Agreement is attached to this Proxy Statement as Appendix A.  At the Special Meeting, shareholders of the Funds will be asked to approve the New Sub-Advisory Agreement, to become effective following shareholder approval at the Special Meeting.  The terms of the New Sub-Advisory Agreement are identical in all material respects, other than replacing Reams with SI, to the terms of the Prior Agreement with respect to services provided by the sub-adviser and has the identical fee structure.  Under the New Sub-Advisory Agreement, SI provides continuous advice and recommendations concerning the investments of the Funds and is responsible for selecting the broker-dealers who execute the portfolio transactions.  The Frontegra Board last approved the Prior Agreement on August 23, 2010 as part of its regular annual review process.  The Prior Agreement was last approved by the Core Plus Fund’s shareholders on November 7, 2008 and by the Core Fund’s shareholders on October 30, 2008.  The material terms of the New Sub-Advisory Agreement and Prior Agreement are compared below.

 Compensation Paid to SI.

Under the New Sub-Advisory Agreement, SI is compensated by FAM at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets and, with respect to the Core Fund, 75% of the net fee received by FAM after giving effect to any contractual or voluntary fee waiver borne by FAM.  The fee structure under the New Sub-Advisory Agreement is identical to the fee structure under the Prior Agreement.

During the fiscal year ended June 30, 2010, Reams was the sub-adviser to the Funds and received $22,340 and $871,595 as compensation for its sub-advisory services, respectively, to the Core Fund and the Core Plus Fund.  There were no brokerage commissions paid by the Funds for the fiscal year ended June 30, 2010.

 Information about SI.

SI is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri.  As of December 31, 2010, assets under the management of SI were approximately $[__] billion.  SI provides continuous advice and recommendations concerning the Funds’ investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.  SI maintains an experienced portfolio management and investment analysis and research staff.  In addition to providing sub-advisory services to the Funds, SI serves as the investment adviser to ten separate and distinct series of Scout.

Officers of SI. William B. Greiner is the Chief Investment Officer of SI. Mr. Greiner was the Chief Investment Officer at UMB Bank, n.a. (“UMB”) from 1999 to September 2003.  From September 2003 to June 2004, Mr. Greiner managed private accounts and then returned to resume his role at UMB and SI.  Prior to originally joining UMB, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner received his Bachelor of Arts in Business Administration – Economics/Finance from Washburn University.  He has been employed by SI since June 2004.  Mr. Greiner is a CFA® charterholder, a member of the Kansas City CFA Society, and the CFA Institute, and has over 25 years investment management experience.

Portfolio Managers. Mark M. Egan is the lead portfolio manager of the Scout Funds.  Thomas M. Fink, Todd Thompson and Steven T. Vincent are co-portfolio managers of the Scout Funds.  Mr. Egan joined SI on November 30, 2010.  He oversees the entire fixed income division of SI, Reams Asset Management, and retains oversight over all investment decisions.  Mr. Egan was a Portfolio Manager of Reams from April 1994 until November 2010 and was a Portfolio Manager of Reams from June 1990 until March 1994. Mr. Egan was a Portfolio Manager of National Investment Services until May 1990.

Mr. Fink joined SI on November 30, 2010.  He was a Portfolio Manager at Reams from December 2000 until November 2010.  Mr. Fink was previously a Portfolio Manager at Brandes Fixed Income Partners from 1999 until 2000, Hilltop Capital Management from 1997 until 1999, Centre Investment Services from 1992 until 1997 and First Wisconsin Asset Management from 1986 until 1992.

Mr. Thompson joined SI on November 30, 2010.  He was a Portfolio Manager at Reams from July 2001 until November 2010.  Mr. Thompson was a Portfolio Manager at Conseco Capital Management from 1999 until June 2001 and was a Portfolio Manager at the Ohio Public Employees Retirement System from 1994 to 1999.

Mr. Vincent joined SI on November 30, 2010.  He was a Portfolio Manager at Reams from October 2005 until November 2010.  Mr. Vincent was a Senior Fixed Income Analyst at Reams from September 1994 to October 2005.

Mr. Egan, Mr. Fink, Mr. Thompson and Mr. Vincent are also the portfolio managers for the Funds.  These are the same portfolio managers who managed the Funds before SI’s acquisition of Reams pursuant to the Prior Agreement.  Upon SI’s acquisition of Reams, the portfolio managers became employees of SI and continued to manage the Funds pursuant to the Interim Agreement.

 Comparison of the New Sub-Advisory Agreement and Prior Agreement.

The form of the New Sub-Advisory Agreement is attached to this Combined Proxy Statement/Prospectus as Appendix A.  The following description of the New Sub-Advisory Agreement is only a summary.  You should refer to Appendix A for the New Sub-Advisory Agreement, and the description of the New Sub-Advisory Agreement set forth in this Combined Proxy Statement/Prospectus is qualified in its entirety by reference to Appendix A .  The investment advisory services to be provided by SI as the sub-adviser and the fee structure under the New Sub-Advisory Agreement are identical to the services that were provided by Reams as the sub-adviser and the fee structure under the Prior Agreement.  For the purposes of this comparison, the term “the respective sub-adviser” shall be deemed to mean Reams under the Prior Agreement and SI under the New Sub-Advisory Agreement, as applicable.

Advisory Services.  Both the New Sub-Advisory Agreement and Prior Agreement provide that the respective sub-adviser will furnish certain sub-advisory services to each Fund.  The respective sub-adviser will provide a continuous investment program for the Funds, including investment research and management, subject to supervision of the Frontegra Board and FAM and in accordance with each Fund’s investment objectives.  Both Agreements provide that the respective sub-adviser will manage each Fund in accordance with the policies and restrictions as stated in each Fund’s Registration Statement on Form N-1A, compliance policies and procedures adopted by the Frontegra Board and Frontegra’s organizational documents.

Management Fees.  Both the New Sub-Advisory Agreement and Prior Agreement contain the identical fee structure.  The sub-advisory fees that SI is entitled to receive under the New Sub-Advisory Agreement from each Fund are presented under “Compensation Paid to SI” above.

Duration and Termination.  Both the New Sub-Advisory Agreement and Prior Agreement provide that it will begin for a Fund upon execution of the applicable Exhibit relating to the Fund and will remain in effect for the Fund for two years from the effective date for the Fund.  Both Agreements provide that, after the initial two-year term for a Fund, it will remain in effect for successive periods of one year, subject to annual approval by the Frontegra Board.  Both Agreements provide that the annual approval may also occur by the vote of a majority of the outstanding voting securities of each Fund in accordance with the 1940 Act.  Both Agreements may be terminated at any time, on 60 calendar days’ prior written notice, by Frontegra (by vote of the Frontegra Board or by vote of a majority of the outstanding voting securities of a Fund) or by the investment adviser or by the sub-adviser on 180 calendar days’ prior written notice, without the payment of a penalty.

Payment of Expenses. Both Agreements provide that the respective sub-adviser will bear all expenses incurred by it in connection with its services under the Agreement other than commissions, taxes, fees or other charges or expenses directly related to the purchase, sale or exchange of any securities for the Funds.  The respective sub-adviser is not responsible for any expenses incurred by Frontegra, the Funds or FAM.

Limitation on Liability. Both the New Sub-Advisory Agreement and Prior Agreement provide that the respective sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, Frontegra or its shareholders or by FAM in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

Amendments.  Both the New Sub-Advisory Agreement and Prior Agreement provide that no provision of the Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.  No amendment of the Agreement with respect to a Fund shall be effective until approved (a) by a vote of a majority of those members of the Frontegra Board who are not parties to the Agreement or interested persons of FAM, the respective sub-adviser or the Fund, and (b) if required by the 1940 Act, by a vote of a majority of the outstanding voting securities issued by such Fund (in the case of (b), the Fund may rely upon an SEC order or no-action letter permitting it to modify the Agreement without such vote).

 Frontegra Board Approval and Recommendation.

When the Frontegra Board, the majority of which are Independent Directors, reviewed the New Sub-Advisory Agreement at a meeting on January 25, 2011, the Frontegra Board was provided materials relevant to its consideration of the Agreement, such as SI’s Form ADV and Code of Ethics, information regarding SI’s compliance program, personnel and financial condition and a memorandum prepared by Frontegra’s legal counsel.  The Frontegra Board reviewed the sub-advisory fees that would be payable with respect to each Fund by FAM to SI under the New Sub-Advisory Agreement.  The Board discussed the proposal with representatives of SI, who participated in the meeting and presented additional information to the directors about SI.  The Frontegra Board was also provided with SI’s responses to detailed requests submitted by Frontegra’s legal counsel.  The Board also evaluated the New Sub-Advisory Agreement in light of the conclusions it reached and information considered in connection with the approval of the Interim Agreement between FAM and SI with respect to the Funds on November 15, 2010.

In the course of its review, the Frontegra Board considered its legal responsibilities in approving the New Sub-Advisory Agreement.  The Frontegra Board also considered all factors it deemed to be relevant to the Funds, including but not limited to the following:  (1) the quality of services provided to the Funds since Reams, now a division of SI, first became the sub-adviser to the Funds; (2) the performance of each Fund since Reams first became the sub-adviser to the Funds; (3) the fact that the Reams portfolio management team has been responsible for the selection of investments for the Funds’ portfolios and their day-to-day investment management since the Funds’ inception; (4) the fact that the same portfolio managers would continue to manage the Funds under the New Sub-Advisory Agreement that have managed the Funds under the Prior Agreement and Interim Agreement and thus the Funds would benefit from continuity of portfolio management; (5) the fee structure under the New Sub-Advisory Agreement would be identical to the fee structure under the Prior Agreement; (6) the sub-advisory services under the New Sub-Advisory Agreement and the Prior Agreement are identical; (7) the fact that SI was proposing to reorganize the Funds into the Scout family of funds; and (8) other factors deemed relevant.

The Frontegra Board considered whether the New Sub-Advisory Agreement would be in the best interests of each of the Funds and their shareholders and the overall fairness of the New Sub-Advisory Agreement.  Among other things, the Frontegra Board reviewed information concerning:  (1) the nature, extent and quality of the services provided by SI; (2) each Fund’s investment performance; and (3) the financial condition of SI.  In their deliberations, the Frontegra Board did not identify any single factor as determinative.

Frontegra Board Considerations Applicable to Both Funds

Nature, extent and quality of the services to be provided.  The Frontegra Board’s analysis of the nature, extent and quality of SI’s services to the Funds took into account knowledge gained from working with the Reams portfolio management team, which was acquired by SI, since the Funds’ inceptions, and from SI’s presentations to the Frontegra Board at its November 15, 2010 and January 25, 2011 meetings.  The Frontegra Board reviewed and considered SI’s investment strategy, experience as a fixed income manager, key personnel involved in providing investment management services to the Funds, organizational structure and financial condition.  The Frontegra Board also considered services provided by SI under the New Sub-Advisory Agreement, including the selection of fixed income dealers, monitoring adherence to each Fund’s investment restrictions and assisting with the Funds’ compliance with applicable securities laws and regulations.  The Frontegra Board concluded that the nature, extent and quality of the services provided by SI to the Funds was appropriate and that the Funds were likely to continue to benefit from services provided by SI under the New Sub-Advisory Agreement.

Economies of scale.  Because the sub-advisory fees are not paid by the Funds, the Frontegra Board did not consider whether the fees should reflect any potential economies of scale that might be realized as the Funds assets increase.

Benefits to SI.  The Frontegra Board considered information presented regarding any benefits to SI or its affiliates from serving as sub-adviser to the Funds (in addition to the sub-advisory fees).  The Frontegra Board noted that SI may utilize soft dollar arrangements but that SI would not engage in soft dollars with respect to fixed income transactions.

Costs and profitability. The Frontegra Board did not consider the cost of services provided by SI or the profitability to SI from its relationship with the Funds because it did not view these factors as relevant given that the sub-advisory fees are paid by FAM.

Core Plus Fund

Investment performance of the Fund. The Frontegra Board reviewed the performance record of the Core Plus Fund in comparison to data provided by an independent source. It noted that the Institutional Class shares of the Core Plus Fund had outperformed the median performance for intermediate-term bond funds for the one-year, five-year and ten-year periods ending December 31, 2010 and that it ranked in the second percentile with respect to ten-year performance. It noted that the Class Y shares of the Core Plus Fund had out-performed the median for the one-year period ending December 31, 2010. The Frontegra Board also considered Reams’ quarterly portfolio commentary and review of the Core Plus Fund’s performance at previous Frontegra Board meetings. The Frontegra Board concluded that SI, as successor to Reams, would continue to provide a high level of sub-advisory services to the Core Plus Fund. Sub-advisory fee. The Frontegra Board reviewed and considered the sub-advisory fee payable by FAM to SI under the New Sub-Advisory Agreement. The Frontegra Board determined that the sub-advisory fee payable with respect to the Core Plus Fund was appropriate. In evaluating the sub-advisory fee, the Frontegra Board noted that the fee is paid by FAM and that therefore the overall advisory fee paid by the Core Plus Fund is not directly affected by the sub-advisory fee.

Core Fund

Investment performance of the Fund. The Frontegra Board reviewed the performance record of the Core Fund in comparison to data provided by an independent source. The Frontegra Board noted that the Institutional Class shares of the Core Fund had outperformed the median performance for intermediate-term bond funds for the five-year period ending December 31, 2010, was in line with the median performance for the one-year period ending December 31, 2010 and that it ranked in the fourth percentile with respect to fiveyear performance. The Frontegra Board also considered Reams’ quarterly portfolio commentary and review of the Core Fund’s performance at previous Frontegra Board meetings. The Frontegra Board concluded that SI, as successor to Reams, would continue to provide a high level of sub-advisory services to the Core Fund.

Sub-advisory fee. The Frontegra Board reviewed and considered the sub-advisory fee payable by FAM to SI under the New Sub-Advisory Agreement. The Frontegra Board determined that the sub-advisory fee payable with respect to the Core Fund was appropriate. In evaluating the sub-advisory fee, the Frontegra Board noted that the fee is paid by FAM and that therefore the overall advisory fee paid by the Core Fund is not directly affected by the sub-advisory fee.

On the basis of its review of the foregoing information, the Frontegra Board found that the terms of the New Sub-Advisory Agreement were fair and reasonable and in the best interest of the shareholders of the Core Plus and Core Funds.

The Frontegra Board recommends that shareholders of the Funds vote FOR the approval of the New Sub-Advisory Agreement.

 SCOUT FUNDS - REORGANIZATION AND PLAN - PROPOSAL 2

 Overview of and Reasons for the Reorganization

The form of the Plan is attached to this Combined Proxy Statement/Prospectus as Appendix B.  The descriptions of the Plan set forth in this Combined Proxy Statement/Prospectus only present a summary of the Plan.  You should refer to Appendix B for the Plan, and the descriptions of the Plan set forth in this Combined Proxy Statement/Prospectus are qualified in their entirety by reference to Appendix B.

Overview.

The Frontegra Board, including all the Independent Directors, has approved the Plan, subject to shareholder approval, pursuant to which each Fund would reorganize into the corresponding Scout Fund and that each Fund shareholder become a shareholder of the corresponding Scout Fund.  The Frontegra Board considered the Reorganization and the Plan at a meeting of the Frontegra Board held on January 25, 2011.  The Frontegra Board believes that the Reorganization and the Plan are in the best interests of the Funds and their shareholders.

In order to reorganize the Core Plus Fund into a series of Scout, a substantially similar fund, the Scout Core Plus Bond Fund, has been created as a new series of Scout.  The Core Fund will be reorganized into the existing Scout Core Fund.  On November 18, 2010 and January 25, 2011, the Board of Trustees of Scout (the “Scout Board”) approved changes to the Scout Core Fund’s investment objective, strategies and policies to conform them to those of the Core Fund (the “Repositioning”).  As a result, the Scout Core Fund has the same investment objective and substantially similar principal investment strategies and risks as the Core Fund.  If the shareholders of a Fund approve the Plan, the Reorganization will have three primary steps:

•
First, that Fund will transfer all of its assets to the corresponding Scout Fund in exchange solely for voting shares of the corresponding Scout Fund and the corresponding Scout Fund’s assumption of all of that Fund’s liabilities;

•	Second, each shareholder of that Fund will receive a pro rata distribution of the applicable class of those shares; and

•	Third, that Fund will subsequently be liquidated and terminated as a series of Frontegra.

Approval of the Plan by the shareholders of a Fund will constitute approval of the transfer of the Fund’s assets, the assumption of its liabilities, the distribution of the corresponding Scout Fund’s shares to shareholders of the Funds and termination of that Fund.  The shares issued in connection with the Reorganization will have an aggregate net asset value equal to the net value of the assets of the Fund transferred to the corresponding Scout Fund.  The value of a Fund shareholder’s account with the corresponding Scout Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the Fund immediately prior to the Reorganization.  No sales charge or fee of any kind will be charged to any Fund’s shareholders in connection with the Reorganization.

It is expected that that the Reorganization will constitute a tax-free reorganization for federal income tax purposes.  Frontegra and Scout will receive opinions from counsel to Scout substantially to such effect.  Therefore, shareholders should not recognize any gain or loss on Fund shares for federal income tax purposes as a direct result of the Reorganization.

Reasons for the Reorganization.

The primary purpose of the Reorganization is to restructure the Funds as series of Scout and to facilitate the continued management of the Funds by the Reams team that has joined SI.  The Funds are currently two separate series out of the eight total series of Frontegra.  On December 23, 2010, FAM, SI and certain related parties entered into the Transaction Agreement, pursuant to which, among other provisions, FAM agreed to sell and contribute to SI certain assets and goodwill related to FAM’s business with respect to the Funds, in exchange for a cash payment to FAM and SI’s agreement to bear related costs.  The transfer of FAM’s assets and goodwill to SI is subject to the satisfaction or waiver of several conditions, including Fund shareholder approval of the Plan.

In the Transaction Agreement, SI agreed that it will not take any action that would have the effect, directly or indirectly, of causing the benefits and protections of Section 15(f) under the 1940 Act to be unavailable.  Section 15(f) provides a non-exclusive safe harbor for an investment adviser or its affiliated persons to receive any amount or benefit in connection with the transfer of advisory arrangements, subject to the satisfaction of two conditions.  First, for a period of three years after the transaction, at least 75% of the board members of the investment company must not be interested persons of the adviser or the predecessor adviser or sub-adviser.  SI has agreed that at least 75% of the members of the Scout Board will not be interested persons of SI or FAM for a period of three years.

Second, for a period of two years after the transaction, an “unfair burden” must not be imposed on the investment company as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto.  The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two year period after the transaction whereby the investment adviser (SI) or predecessor investment adviser (FAM), or any interested person of the investment adviser or predecessor investment adviser, receives or is entitled to receive any compensation, directly or indirectly, (i) from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or (ii) from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company).  SI has agreed that no “unfair burden” will be imposed on the Funds.

 Frontegra Board of Directors Considerations Regarding the Reorganization

Frontegra Board Considerations. In considering and approving the Reorganization and the Plan at a meeting held on January 25, 2011, the Frontegra Board was presented with various information regarding the Reorganization.  The Frontegra Board reviewed various materials at the meeting, including a memorandum prepared by legal counsel regarding the Frontegra Board’s responsibilities in approving the Reorganization, a presentation regarding the Reorganization, Scout Funds and Scout by representatives of SI, the Plan, certain regulatory filings for Scout, a draft of the Form N-14 prospectus/proxy statement and due diligence materials provided by SI in response to a request prepared on behalf of the Frontegra Board.  The Board reviewed fee and expense comparisons, including comparative fee data provided by an independent source, performance information and information regarding SI’s distribution strategies and the continuity of portfolio management and investment strategies following the Reorganization. The Board noted that each Scout Fund will have the same or slightly lower contractual advisory fees than the corresponding Fund and total net annual fund operating expenses for each class of the Fund will remain the same for at least two years following the Reorganization due to SI’s agreement to continue the Funds’ expense cap commitments at equivalent levels. The Frontegra Board also reviewed the principal terms relating to the Transaction Agreement.  The Frontegra Board noted that SI may realize additional benefits as a result of the Reorganization, including enhanced fixed income investment and distribution capabilities.

In considering and approving each Reorganization and the Plan, the Frontegra Board considered a number of factors, including the following:

(1)	The terms and conditions of the Plan;

(2)	The fact that the Funds will have the same investment objectives and substantially similar policies, strategies and restrictions as the Scout Funds;

(3)	That the same portfolio managers would manage the investments of the Scout Funds, and thus there would be continuity of portfolio management as a result of the Reorganization;

(4)	That the Transaction Agreement contemplates that SI will comply with Section 15(f) of the 1940 Act with respect to the Scout Funds;

(5)
The contractual agreement of SI to limit the total annual operating expenses of each class of the Scout Funds at equivalent levels of the corresponding class of each Fund for two years following the Reorganization, after giving effect to fee waivers and expense reimbursements;

(6)	The anticipated effect of the Reorganization on per-share expenses of the Scout Funds;

(7)
The expected tax consequences of the Reorganization, including that the Reorganization is structured as a tax-free reorganization for federal income tax purposes with respect to the Funds’ shareholders;

(8)
The benefits to the shareholders of the Funds, including access to the Scout Funds’ distribution network and the combination of assets of the Core Fund with the existing assets of the Scout Core Fund, which could result in a larger asset base and potentially reduced operating expenses over the long term;

(9)	The fact that the Funds and Scout Funds will not bear any of the costs associated with the Reorganization and all costs of the Reorganization will be borne by FAM and SI;

(10)	Possible alternatives to the Reorganization, including the liquidation of the Funds;

(11)	That the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization; and

(12)	The potential benefits of the Reorganization to certain persons, including SI and FAM.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Frontegra Board determined that the Reorganization and the Plan are in the best interests of the Funds and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.  Accordingly, the Frontegra Board unanimously approved the Reorganization with the Scout Funds pursuant to the Plan, and the Plan itself, and recommended the approval of the proposal by shareholders.

 Portfolio Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds and the  pro forma fees and expenses that you may pay if you buy and hold shares of the Scout Funds after giving effect to the Reorganization.  Expenses for the Funds and Scout Funds are based on the operating expenses incurred by the Funds and Scout Funds as of the fiscal year ended June 30, 2010.  The pro forma fees and expenses for each Scout Fund assume that the Reorganization had been in effect and are estimated to have been incurred by each Scout Fund as of such date.  Because the Scout Core Plus Fund did not exist as of such date, and has not commenced operations as of the date of this Combined Proxy Statement/Prospectus, only pro forma fees and expenses information is available for the Scout Core Plus Fund.  Accordingly, such expenses are listed in the tables as “not applicable.”

Core Plus Fund and Scout Core Plus Fund:

	Core Plus Fund Institutional Class		Scout Core Plus Fund Institutional Class (pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE
Maximum Account Fees	NONE	1	NONE	1
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	NONE		NONE
Other Expenses	0.09%		0.11%	2
Total Annual Fund Operating Expenses	0.49%		0.51%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.09)%	3	(0.11)%	4
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.40%		0.40%

	Core Plus Fund Class Y		Scout Core Plus Fund Class Y (pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE
Redemption Fee	NONE		NONE
Exchange Fee	NONE		NONE
Maximum Account Fees	NONE	1	NONE	1
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.40%		0.40%
Distribution (12b-1) Fees	0.25%		0.25%
Other Expenses	0.24%	5	0.26%	5
Total Annual Fund Operating Expenses	0.89%		0.91%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.09)%	3	(0.11)%	4
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.80%		0.80%

(1)
For Core Plus Fund shareholders, a service fee of $25 will be imposed for checks that do not clear and a service fee of $15 will be imposed for shares redeemed by wire.  For Scout Core Plus Fund shareholders, a service fee of $13 will be imposed for shares redeemed by wire and a service fee of $15 will be imposed for redemptions sent via overnight delivery.

(2)	“Other Expenses” for Institutional Class shares and Class Y shares are based on estimated amounts for the initial fiscal year, and assume that the Reorganization is completed.
(3)
Pursuant to an expense cap agreement, FAM contractually agreed to waive its management fee and/or reimburse the Core Plus Fund’s operating expenses to the extent necessary to ensure that the Core Plus Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.40% and 0.80% of the Core Plus Fund’s average daily net assets for Institutional Class shares and Class Y shares, respectively.  The expense cap agreement will continue in effect until October 31, 2011 with successive renewal terms of one year unless terminated by FAM or Frontegra prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

(4)
SI has entered into an agreement to waive advisory fees and/or assume certain fund expenses through [April 15, 2013] in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 or Shareholder Servicing Fees to no more than 0.40%.  Any acquired fund fees and expenses are not considered in these calculations.  If Total Annual Fund Operating Expenses would fall below the expense limit, SI may cause the Scout Core Plus Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to [April 15, 2013] unless the Scout Core Plus Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Scout Core Plus Fund.

(5)	“Other expenses” for Class Y shares include a shareholder servicing fee of 0.15%.

Expense Example.

The following Examples are intended to help you compare the cost of investing in different classes of each of the Core Plus Fund and Scout Core Plus Fund with the cost of investing in other mutual funds.  All costs are based upon the information set forth in the Fee Tables above.

Each Example assumes that you invest $10,000 in the Core Plus Fund/Scout Core Plus Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Core Plus Fund’s and the Scout Core Plus Fund’s operating expenses remain the same.  The Examples reflect fee waivers and/or expense assumptions for the periods of those agreements.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years
Core Plus Fund – Institutional Class	$41	$148	$265	$607
Scout Core Plus Fund – Institutional Class	$41	$141	$263	$619

Core Plus Fund – Class Y	$82	$275	$484	$1,088
Scout Core Plus Fund – Class Y	$82	$268	$482	$1,099

Core Fund and Scout Core Fund:

	Core Fund Institutional Class		Scout Core Fund Institutional Class (prior to Reorganization)		Scout Core Fund Institutional Class (pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE		NONE		NONE
Maximum Deferred Sales Charge (Load)	NONE		NONE		NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE		NONE		NONE
Redemption Fee	NONE		NONE		NONE
Exchange Fee	NONE		NONE		NONE
Maximum Account Fees	NONE	1	NONE	1	NONE	1
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.42%		0.40%		0.40%
Distribution (12b-1) Fees	NONE		NONE		NONE
Other Expenses	0.30%		0.30%		0.21%
Total Annual Fund Operating Expenses	0.72%		0.70%		0.61%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.32)%	2	(0.30)%	3	(0.21)%	3
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.40%		0.40%		0.40%

(1)
For Core Fund shareholders, a service fee of $25 will be imposed for checks that do not clear and a service fee of $15 will be imposed for shares redeemed by wire.  For Scout Core Fund shareholders, a service fee of $13 will be imposed for shares redeemed by wire and a service fee of $15 will be imposed for redemptions sent via overnight delivery.

(2)
Pursuant to an expense cap agreement, FAM contractually agreed to waive its management fee and/or reimburse the Core Fund’s operating expenses to the extent necessary to ensure that the Core Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.40% of the Core Fund’s average daily net assets for Institutional Class shares.  The expense cap agreement for the Core Fund will continue in effect until October 31, 2011 with successive renewal terms of one year unless terminated by FAM or Frontegra prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

(3)
SI has entered into an agreement to waive advisory fees and/or assume certain fund expenses through [April 15, 2013] in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 or Shareholder Servicing Fees to no more than 0.40%.  Any acquired fund fees and expenses are not considered in these calculations.  If Total Annual Fund Operating Expenses would fall below the expense limit, SI may cause the Scout Core Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may

not be terminated prior to [April 15, 2013] unless the Scout Core Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Scout Core Fund.

Expense Example.

The following Examples are intended to help you compare the cost of investing in Institutional Class shares of each of the Core Fund and Scout Core Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in Institutional Class shares of the Scout Core Fund after giving effect to the Reorganization are also provided.  All costs are based upon the information set forth in the Fee Tables above.

Each Example assumes that you invest $10,000 in the Core Fund/Scout Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Core Fund’s and the Scout Core Fund’s operating expenses remain the same.  The Examples reflect fee waivers and/or expense assumptions for the periods of those agreements.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years
Core Fund – Institutional Class	$41	$198	$369	$864
Scout Core Fund – Institutional Class	$41	$162	$329	$812
Combined Pro Forma Core Fund + Scout Core Fund – Institutional Class	$41	$152	$297	$721

 Performance

The performance history of each Fund and each Scout Fund for certain periods as of December 31, 2010 is shown below.  The returns below may not be indicative of a fund’s future performance.  Please note that the reorganized Scout Funds will be managed by the Reams Asset Management division of SI in accordance with the historical investment strategies of the Funds.

The bar charts and tables below provide an indication of the risks of investing in the Funds and Scout Funds.  The bar charts show how the Funds’ and the Scout Core Fund’s returns have changed from year to year.  The tables compare the performance history of the Scout Fund’s oldest share class to the performance history of the comparable class of the corresponding Fund as of December 31, 2010.  Since inception performance is only provided for share classes with less than 10 years of performance history.  Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses.  The prospectuses for the Funds and Scout Funds contain additional performance information under the heading “Financial Highlights.”  Additional performance information and a discussion of performance are also included in the Fund’s and Scout Core Fund’s most recent annual reports to shareholders.

No performance information is presented for the Scout Core Plus Fund as it is newly organized and has not yet commenced operations.  The Core Plus Fund and the Core Fund will be the accounting survivors for financial statement and performance reporting purposes.

Core Plus Fund

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.40%	5.72%	9.22%	5.04%	2.65%	6.50%	7.86%	-9.15%	35.19%	10.06%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 25.80% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -5.13% (quarter ended September 30, 2008).

Scout Core Fund

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
8.07%	9.89%	2.16%	2.41%	0.95%	3.56%	5.72%	5.36%	4.98%	3.79%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 4.75% (quarter ended September 30, 2001) and the Fund’s lowest quarterly return was -2.49% (quarter ended June 30, 2004).

Core Fund

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

2002	2003	2004	2005	2006	2007	2008	2009	2010
6.81%	5.10%	4.56%	2.49%	4.57%	7.76%	-6.45%	28.36%	7.48%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.71% (quarter ended September 30, 2009) and the Fund’s lowest quarterly return was -3.90% (quarter ended September 30, 2008).

Core Plus Fund and Scout Core Plus Fund:

Average Annual Total Return
	1 Year	5 Years	10 Years
Scout Core Plus Fund – Institutional Class (inception date: N/A) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A
Core Plus Fund – Institutional Class (inception date: November 25, 1996) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	10.06% 6.80% 6.50%	9.20% 6.11% 6.02%	7.58% 4.96% 4.91%

Core Fund and Scout Core Fund:

Average Annual Total Return
	1 Year	5 Years	10 Years or Since Inception
Scout Core Fund – Institutional Class (inception date: November 18, 1982) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	3.79% 2.98% 2.46%	4.68% 3.47% 3.29%	4.66% 3.18% 3.11%
Core Fund – Institutional Class (inception date: February 23, 2001) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	7.48% 6.40% 4.85%	7.78% 5.95% 5.56%	6.51% 4.72% 4.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Key Comparisons

The following information compares (1) the investment objectives and policies of each of the Funds to those of the Scout Funds, (2) the distribution and purchase procedures and exchange rights of the Funds to those of the Scout Funds and (3) the redemption procedures of the Funds to those of the Scout Funds.  Neither the Funds nor the Scout Funds may change their investment policy of investing a minimum percentage of assets in the investments suggested by their name without first providing shareholders with at least 60 days’ notice.

Investment Objectives: The Funds and the Scout Funds, respectively, have the following investment objectives.  The investment objective of the Core Plus Fund and Scout Core Plus Fund are identical, and the investment objective of the Core Fund and Scout Core Fund are identical.  The investment objectives of the Funds may not be changed without shareholder approval.  The investment objectives of the Scout Funds may be changed by the Scout Board without shareholder approval.

Fund	Investment Objective	Scout Fund	Investment Objective

Core Plus Fund	A high level of total return consistent with the preservation of capital	Scout Core Plus Fund	A high level of total return consistent with the preservation of capital

Core Fund	A high level of total return consistent with the preservation of capital	Scout Core Fund	A high level of total return consistent with the preservation of capital

Principal Investment Strategies. Each of the Funds and each of the Scout Funds, respectively, utilizes the following principal investment strategies in order to achieve its investment objective.  The principal investment strategies of the Core Plus Fund and Scout Core Plus Fund are substantially similar, and the principal investment strategies of the Core Fund and Scout Core Fund are substantially similar.

Frontegra Core Plus Fund and Scout Core Plus Fund.   Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities.  The Fund may invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities.

SI attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. SI employs a two-step process in managing each Fund. The first step is to establish the portfolio’s duration, or interest rate sensitivity. SI determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less SI’s estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and SI will manage the portfolio with duration greater than the market duration. If the current real rate is less than historical norms, the market is considered overvalued and SI will run a defensive portfolio.

Once SI has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments. The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The team compares these investment opportunities and assembles each Fund’s portfolio from the best available values. SI constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. SI’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, each Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

SI structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions. The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.

Frontegra Core Fund and Scout Core Bond Fund.  Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities.

SI attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. SI employs a two-step process in managing each Fund. The first step is to establish the portfolio’s duration, or interest rate sensitivity. SI determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less SI’s estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and SI will manage the portfolio with duration greater than the market duration. If the current real rate is less than historical norms, the market is considered overvalued and SI will run a defensive portfolio.

Once SI has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments. The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The team compares these investment opportunities and assembles each Fund’s portfolio from the best available values. SI constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. SI’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, each Fund’s portfolio turnover rate will vary from year to year depending on market conditions.

SI structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.  The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.

Investment Restrictions.

The Scout Funds have adopted similar fundamental investment restrictions to the Funds, and the Scout Funds and Funds have some similar non-fundamental investment restrictions.

Fundamental Investment Restrictions.  This section briefly compares and contrasts certain fundamental investment restrictions of the Scout Funds with the Funds.  Unless otherwise indicated, the restrictions discussed below are fundamental policies of the Scout Funds and/or Funds.  This means that the policy cannot be changed without the approval of shareholders, which requires the approval of a majority of a fund’s outstanding voting securities.  As used herein, a “majority of a fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of the fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the fund.

Diversification. The Scout Funds will not change their classification under the 1940 Act from “diversified” to “non-diversified.”  The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund’s total assets, or (b) the fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

The Funds have a comparable policy that they may not, with respect to 75% of their total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Borrowing and Issuing Senior Securities.  The Scout Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund’s other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

The Funds have a comparable policy that they may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  The Funds, however, may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.  The Funds may not issue senior securities, except as permitted under the 1940 Act.

Underwriting.  The Scout Funds will not underwrite the securities of other issuers, except that a Scout Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

The Funds have a comparable policy that they may not act as an underwriter of another issuer’s securities, except to the extent a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

Real Estate.  The Scout Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Scout Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Funds have a comparable policy that they may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

Lending.  The Scout Funds will not make loans, provided that this restriction does not prevent a Scout Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The Funds may not make loans if, as a result, more than 33-1/3% of a Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

Industry Concentration.  The Scout Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of their total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, a fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

The Funds have a comparable policy that they may not purchase the securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

Commodities.  The Scout Funds will not purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Scout Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Funds have a comparable policy that they may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

Fundamental Investment Restriction Adopted by the Funds Only.  The following fundamental investment restriction applies to the Funds, but does not apply to the Scout Funds.  A Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Non-Fundamental Investment Restrictions.  In addition to the fundamental investment restrictions listed above, the Scout Funds and Funds also have the following non-fundamental investment restrictions, which may be changed by the Scout Board and Frontegra Board without shareholder approval.

Purchasing Securities on Margin and Selling Securities Short.  The Scout Funds and the Funds will not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.  The Scout Funds and the Funds may not sell securities short, unless a fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

Purchasing Securities of Other Investment Companies.  The Scout Funds will not purchase shares of other investment companies except in compliance with the 1940 Act or pursuant to a plan of merger or consolidation;

The Funds may not purchase securities of other investment companies except in compliance with the 1940 Act.

Illiquid Securities.  Neither the Funds nor the Scout Funds will  invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

Borrowing.  The Funds may not borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

Neither Scout Fund will purchase securities when bank borrowings exceed 5% of its total assets.

Futures.  Neither the Funds nor the Scout Funds will engage in futures or options on futures transactions, except in accordance with

Rule 4.5 under the Commodity Exchange Act.

Non-Fundamental Investment Restrictions Adopted by the Scout Funds Only.  The following non-fundamental investment restrictions apply to the Scout Funds, but do not apply to the Funds.  A Scout Fund will not:

(1) invest in companies for the purpose of exercising control of management;

(2) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

Non-Fundamental Investment Restrictions Adopted by the Funds Only.  The following non-fundamental investment restriction applies to the Funds, but does not apply to the Scout Funds.  Neither Fund will invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

Comparison of Share Classes.

The Funds and Scout Funds each offer multiple share classes.  The share classes offered by the Funds and the corresponding share classes of the Scout Funds that Fund shareholders will receive in connection with the Reorganization are as follows.  Class Y shares of the Scout Core Fund are not subject to the Reorganization.  Service Class shares of the Funds are not subject to the Reorganization and have been closed by Frontegra.

Fund Share Classes	Scout Fund Share Classes
Core Plus Fund Institutional Class Class Y	Scout Core Plus Fund Institutional Class Class Y

Core Fund Institutional Class	Scout Core Fund Institutional Class

Distribution, Purchase and Redemption Procedures and Exchange Rights.

Frontegra Strategies, LLC, located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois, 60062, acts as the principal distributor of the Funds’ shares.  The Distributor is managed and owned by William D. Forsyth III, who also manages and owns the Funds’ investment adviser, FAM.  Accordingly, Frontegra Strategies, LLC and FAM are affiliates.  Frontegra Strategies, LLC offers the Funds’ shares on a continuous, best efforts basis at the Funds’ respective net asset value (“NAV”).  Frontegra Strategies, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc.

UMB Distribution Services, LLC acts as distributor for the Scout Funds and acts as exclusive agent for the Scout Funds in selling its shares to the public.  UMB Distribution Services, LLC is an affiliate of the Scout Funds’ investment advisor, SI.  UMB Distribution Services, LLC is not obligated to sell any certain number of shares of the Scout Funds, and does not receive any fee or other compensation from the Scout Funds under its distribution agreement with the Scout Funds.  UMB Distribution Services, LLC’s address is 803 West Michigan Street, Milwaukee, Wisconsin 53233.

The Funds’ and Scout Funds’ shares are sold on a no-load basis and, therefore, Frontegra Strategies, LLC and UMB Distribution Services, LLC receive no sales commission or sales load for providing such services.

Shares of the Funds and the Scout Funds are offered at their NAV with no front-end or contingent deferred sales charge.  The following charts compare existing purchase, redemption and exchange policies of the Funds and the Scout Funds, which are generally similar.  For more detailed information about purchase, redemption and exchange policies of the Funds, see the Funds’ Prospectus, which is incorporated herein by reference, or the Scout Funds’ Prospectus, which accompanies this Proxy Statement/Prospectus and is incorporated by reference herein.  Existingshares of the Scout Core Fund (f/k/a Scout Bond Fund) have been re-designated as Institutional Class shares in connection with this Reorganization.  Shareholders who owned shares of the Scout Core Fund at the time the Core Fund is reorganized into the Scout Core Fund will receive Institutional Class shares in the Reorganization, but will thereafter be subject to the lower investment and account minimums applicable to the new Class Y shares that will be offered by the Scout Core Fund.

	Funds	Scout Funds
	Class Y Shares	Class Y Shares
Minimum Initial Investment -	$1,000*	Regular Account $1,000 IRA $100 Gifts to Minors $250 (UGMA/UTMA)
Minimum Subsequent Investment	$50*	Regular Account $100 IRA $100 Gift to Minors $100 (UGMA/UTMA)

	Funds	Scout Funds
	Institutional Class Shares	Institutional Class Shares
Minimum Initial Investment	$100,000*	Regular Account $100,000 IRA $100,000 Gifts to Minors $100,000 (UGMA/UTMA)
Minimum Subsequent Investment	$1,000*	Regular Account $100 IRA $100 Gift to Minors $100 (UGMA/UTMA)
*
The Funds’ investment minimums noted above are waived for investments by qualified employee benefit plans and also may be waived or reduced at the Funds’ discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.

	Funds	Scout Funds
Purchase, Exchange, Redemption Methods
Purchases may be made by mail, wire and through authorized intermediaries.

Redemption proceeds may be sent by mail, wire and through authorized intermediaries after the Fund receives a redemption request in proper form.

Exchanges may be made upon written request.
Directly by mail, telephone, on-line, Automated Clearing House (“ACH”) or wire and through authorized intermediaries.

Systematic/Automatic Investment Plan or Automatic Withdrawal Plan	No	Yes

Involuntary Redemptions
Your account may be terminated by the Funds on not less than 30 days’ notice if the value of the shares in an account falls below $1,000 for Institutional Class shares and $100 for Class Y shares as a result of redemptions.
If account balance drops below $1,000 due to redemptions or exchanges (60 days’ notice); this does not apply to IRA or UGMA/UTMA accounts

Exchange Minimum	Investments in a different fund in the Frontegra family of funds must meet its minimum investment requirements	Investments in a different fund in the Scout family of funds must meet its minimum investment requirements

Synopsis - Risk Factors

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors.  The principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s NAV.  There is no guarantee that a Fund will achieve its investment objectives or that it will not lose principal value.

The main risks of investing in the Scout Funds are set forth below and are substantially similar to the main risks associated with investing in the corresponding Fund, as the investment objectives are identical and the strategies of the Scout Funds and corresponding Funds are substantially the same.

Market Risk (both Scout Funds):  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks (both Scout Funds):  The Fund’s investments are subject to the risks inherent in individual bond selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks (both Scout Funds):  The Fund will invest in bonds of varying maturities.  Generally, the longer a bond’s maturity, the greater the risk.  Conversely, the shorter a bond’s maturity, the lower the risk.

Credit Risks (both Scout Funds):  Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks (both Scout Funds):  Ratings by nationally recognized ratings agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks (both Scout Funds):  The Fund’s income could decline due to falling market interest rates.  In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks (both Scout Funds):  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks (both Scout Funds):  When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks (both Scout Funds):  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that SI would like to sell.  SI may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks (both Scout Funds):  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks (both Scout Funds):  The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board of Trustees.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps (both Scout Funds):  Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly.  These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund.  The credit default swap market may be subject to additional regulations in the future.

High Yield Security Risks (Scout Core Plus Fund):  High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

 Information About the Reorganization

Summary of the Plan

At the Special Meeting, the shareholders of each Fund will be asked to approve the Plan to reorganize each Fund into the corresponding Scout Fund.  The Scout Core Plus Fund is a newly organized fund that will commence operations upon consummation of the Reorganization.  The Core Fund will be reorganized into the existing Scout Core Fund, which has the same investment objective and substantially similar principal investment strategies and risks as the Core Fund.  If the Plan is approved by the shareholders of a Fund and the Reorganization is consummated, that Fund will transfer all of its assets to the corresponding Scout Fund in exchange for the number of full and fractional shares of beneficial interest in the corresponding class of that Scout Fund equal in value to the value of the full and fractional shares of the corresponding class of shares of common stock of the Fund outstanding as of [the close of business on the day prior to] the closing date referred to below (the “Closing”) and that Scout Fund will assume all of the respective Fund’s liabilities.  Immediately thereafter, the Fund will distribute the corresponding class of shares of the Scout Fund to its shareholders, by Scout’s transfer agent’s establishing accounts on the Scout Fund’s share records in the names of those shareholders and transferring those Scout Fund shares to those accounts, in complete liquidation of the Fund.  As a result, each shareholder of the Fund will receive shares of the corresponding class of the corresponding Scout Fund.  The expenses associated with the Reorganization will not be borne by the Funds or Scout Funds.  Certificates evidencing the Scout Fund shares will not be issued to the Fund’s shareholders.

Until the Closing, shareholders of the Funds will continue to be able to redeem their shares at the NAV per share next determined after receipt by Frontegra’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the respective Scout Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Funds will be canceled on the books of each Fund, and the share transfer books of each Fund will be permanently closed.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the corresponding Scout Fund that they receive in the transaction at their then-current NAV.  Shareholders of the Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of a Scout Fund in the Reorganization.

The Reorganization with respect to each Fund is subject to a number of conditions, including the approval of the Plan by the shareholders of the Fund and the receipt of legal opinions from counsel to Scout with respect to certain tax issues (see “Federal Income Tax Consequences,” below).  Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be April 15, 2011, or such other date as is agreed to by Frontegra and Scout.

SI and FAM have agreed to pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and to preparing and filing the registration statement that includes this Proxy Statement.  SI will incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual consent of Frontegra and Scout in writing.

Description of the Shares of the Scout Funds.

Shares of the Scout Funds issued to the shareholders of the Funds pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights.  Shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request.

Reasons for the Reorganization.

The reasons that Frontegra and Scout are proposing the Reorganization are set forth in the “Overview of and Reasons for the Reorganization” portion of this Combined Proxy Statement/Prospectus.

Federal Income Tax Consequences.

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Fund has qualified for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code, since their respective inceptions.  Accordingly, Frontegra believes the Funds have been, and expects the Funds to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  Neither the Funds nor the Scout Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Fund and Scout Fund as to the following federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Date of the Reorganization, of certain representations of each Fund and Scout Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.

•
No gain or loss will be recognized by the Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Scout Fund in exchange solely for the Scout Fund shares or on the distribution of the Scout Fund shares to the Fund’s shareholders;

•
No gain or loss will be recognized by the Scout Fund upon the receipt by it of all of the assets of the Fund in exchange solely for shares of the Scout Fund and the assumption by the Scout Fund of the liabilities of the Fund;

•	No gain or loss will be recognized by the shareholders of the Fund upon the exchange of their Fund shares solely for shares of the Scout Fund;
•	The basis of the Scout Fund shares received by the shareholders of the Fund will be the same as the basis of the Fund shares surrendered in exchange therefor;
•	The holding period of the Scout Fund shares received by the shareholders of the Fund will include the holding period of the Fund shares surrendered in exchange therefor; and
•	The Scout Fund will succeed to and take into account any capital loss carryovers and certain other tax attributes of the Fund.

Notwithstanding the bullet points above, such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Fund would recognize gain or loss on the transfer of its assets to the Scout Fund and each shareholder of the Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Fund shares and the fair market value of the shares of the Scout Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect the other Reorganization.

After the Reorganizations, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Prior to the Closing of the Reorganization, the Core Fund will declare one or more dividends, and the Scout Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

Reorganization of the Core Plus Fund into the Scout Core Plus Fund

Capital losses realized in taxable years beginning on or before December 22, 2010 can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  However, capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of a fund.  If, as is anticipated, at the time of the closing of the Reorganization the Scout Core Plus Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Core Plus Fund as a result of the Reorganization.  However, the capital losses of the Scout Core Plus Fund, as the successor in interest to the Core Plus Fund, may subsequently become subject to an annual limitation as a result of sales of Scout Core Plus Fund shares or other reorganization transactions in which the Scout Core Plus Fund might engage post-Reorganization.

Reorganization of the Core Fund into the Scout Core Fund

The tax attributes, including capital loss carryovers, of the Core Fund move to the Scout Core Fund in the Reorganization.  The capital loss carryovers of the Core Fund and the Scout Core Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing.  First, the capital loss carryovers of the Core Fund, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period.  The annual limitation will generally equal the net asset value of the Core Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Core Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  Third, the capital losses of the Core Fund that may be used by the Scout Core Fund (including to offset any “built-in gains” of the Core Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Scout Core Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes the Core Fund’s tax year to close early in the year of the Reorganization.  The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Scout Core Fund, post-Closing, of the Core Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

Line		Core Fund	Scout Core Fund
		at 6/30/2010	at 6/30/2010

1	Capital loss carryovers: (1)
	Expiring 2018	($4,294,089)
	Expiring 2016		($312,000)
	Expiring 2015	($452,904)
2	Aggregate capital loss carryovers (L1)	($4,746,993)	($312,000)
3	Unrealized net appreciation in value of investments on a tax basis	$1,444,517	$4,361,000
4	Unrealized appreciation (depreciation) in investments as a percentage of net asset value [L3 / L5]	2.2%	3.5%
5	Aggregate Net Asset Value	$65,918,267	$125,740,000
6	Long-term tax-exempt rate (Jan 2011)	4.10%	N/A
7	Approximate annual limitation [L5 x L6]	$2,702,649	N/A

Based upon the Core Fund’s capital loss position at June 30, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time.  However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied.  As of June 30, 2010, the Scout Core Fund has unrealized appreciation in the value of its investments which, if realized prior to Closing, would reduce its available capital loss carryovers.  The ability of the Scout Core Fund to absorb its own capital loss carryovers and those of the Core Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

Additionally, the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010).  Consequently, these capital losses can be carried forward indefinitely.  However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized.  As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

In addition, if the Scout Core Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Core Fund, shareholders of the Core Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Core Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2010 is 2.2% compared to the Scout Core Fund at June 30, 2010 of 3.5%, and on a combined basis of 3.0%.

Respective Rights of Shareholders of Frontegra and Scout.

Set forth below is a discussion of the material differences between the Funds and the Scout Funds, and the rights of their shareholders.

Organization and Governing Law  The Funds are series of Frontegra, which is organized as a Maryland corporation.  Frontegra is incorporated under and governed by the Maryland General Corporation Law (the “MGCL”).  Frontegra is further governed by its Articles of Incorporation, as amended, restated or supplemented from time to time, and its By-Laws, as amended (collectively, “Frontegra’s Governing Documents”).  The business and affairs of Frontegra are managed under the supervision of its Board of Directors.

The Scout Funds are separate series of Scout, which is organized as a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (“DSTA”).  Scout is governed by its Agreement and Declaration of Trust, as amended, and its By-Laws, as amended (collectively, “Scout’s Governing Documents”), and its business and affairs are managed under the supervision of its Board of Trustees.

The Funds and Scout Funds are subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

The Core Plus Fund is authorized to issue 100,000,000 Institutional Class shares and 50,000,000 Class Y shares, $0.01 par value, of common stock. The Core Fund is authorized to issue 50,000,000 Institutional Class shares, $0.01 par value, of common stock.  Each Scout Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

Shareholder Liability  Under Frontegra’s Governing Documents, no shareholder of Frontegra shall be subject to any liability of Frontegra to any extent.  Under Scout’s Governing Documents, neither Scout nor the Scout Board, nor any officer, employee or agent of Scout , shall have any power to bind personally any shareholder, nor to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.  As provided in the DSTA, shareholders of Scout shall be entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of Delaware.  If a Scout Fund shareholder or former shareholder is exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of Scout, and not because of such Person's acts or omissions, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified out of the assets of Scout or out of the assets of the applicable Scout Fund (as the case may be) against all loss and expense arising from such claim or demand.

Board of Directors/Trustees.  The Reorganization will result in a change in the board overseeing the Funds because the directors of Frontegra are different from the trustees of Scout.  The Frontegra Board has three directors, one of whom is an “interested person,” as that term is defined under the 1940 Act, of Frontegra.  For more information, refer to the Funds’ Statement of Additional Information dated October 31, 2010, which is incorporated by reference into this Proxy Statement/Prospectus.

The Scout Board has five trustees, one of whom is deemed an “interested person” of Scout.  For more information, refer to the Scout Funds’ Statement of Additional Information to this Combined Proxy Statement/Prospectus, dated [______, 2011], which is incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.

Series and Classes.  Each of the Funds represents a separate series of Frontegra and each Scout Fund represents a separate series of Scout.  Each of the Frontegra Board and the Scout Board has reserved the right to create and issue additional classes of the Funds (in the case of the Frontegra Board) and the Scout Funds (in the case of the Scout Board).  Only Institutional Class and Class Y shares of the Core Plus Fund, Institutional Class shares of the Core Fund, Institutional Class and Class Y shares of the Scout Core Plus Fund and Institutional Class shares of the Scout Core Fund are subject to the Reorganization.  Following the Reorganization, Scout plans to offer Institutional Class and Class Y shares of the Scout Funds.

Each share of a series represents an equal proportionate interest in that series with each other share of that series.  Shares of each series of Frontegra generally vote together on fund- or company-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular series or class.  Shares of Scout entitled to vote on a matter vote on the matter separately by series and, if applicable, by class, subject to: (1) where the 1940 Act requires all shares of Scout to be voted in the aggregate without differentiation between the separate series or classes, then all of Scout's shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

 Capitalization

[TO BE PROVIDED]

The following table sets forth as of January 31, 2011, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each fund involved in the Reorganization.  This information is generally referred to as the “capitalization” of a fund.  The term “pro forma capitalization” means the expected capitalization of the Scout Fund after it has combined with the corresponding Fund.  The pro forma capitalization column assumes that the Reorganization has taken place.  The Scout Core Plus Fund is a new fund, without assets or liabilities, and is being created solely for the purpose of acquiring the assets and liabilities of the Core Plus Fund.  The capitalizations of the Core Fund, the Scout Core Fund and their Institutional Class shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Core Plus Fund	Scout Core Plus Fund	Scout Core Plus Fund (pro forma)
Net assets (all classes)	$[____]	N/A	$[____]
Institutional Class net assets	$[____]	N/A	$[____]
Institutional Class shares outstanding	$[____]	N/A	$[____]
Institutional Class net asset value per share	$[____]	N/A	$[____]
Class Y net assets	$[____]	N/A	$[____]
Class Y shares outstanding	$[____]	N/A	$[____]
Class Y net asset value per share	$[____]	N/A	$[____]

	Core Fund	Scout Core Fund	Scout Core Fund (pro forma)
Institutional Class net assets	$[____]	$[____]	$[____]
Institutional Class shares outstanding	[____]	[____]	[____]
Institutional Class net asset value per share	$[____]	$[____]	$[____]

 Management

The management of the business and affairs of the Funds is the responsibility of the Frontegra Board and the management of the business and affairs of the Scout Funds is the responsibility of the Scout Board.  The Boards select officers who are responsible for the day-to-day operations.

Funds

Frontegra is managed by FAM, which supervises the management of each Fund’s portfolio by SI and administers Frontegra’s business affairs.  FAM was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.  William D. Forsyth III, the President of Frontegra and FAM, owns 100% of FAM.

SI currently serves as sub-adviser to the Funds under the Interim Agreement.

Scout Funds

SI is the Scout Funds’ investment advisor.  SI is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri.  SI maintains an experienced portfolio management and investment analysis and research staff.  As of September 30, 2010, assets under the management of SI were approximately $9.5 billion.

A discussion of the basis for the Frontegra Board’s approval of the Funds’ investment advisory agreement with FAM is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2009.  A discussion of the basis for the Frontegra Board’s approval of the Funds’ Interim Agreement between FAM and SI will be available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2010.  A discussion of the basis for the Frontegra Board’s approval of the Funds’ New Sub-Advisory Agreement between FAM and SI will be available in the Funds’ annual report to shareholders for the fiscal year ended June 30, 2011.  A discussion regarding the basis for the Scout Board’s approving the investment advisory agreement with SI for the Scout Core Plus Fund will become available in the Scout Fund’s first shareholder report after the Closing Date.  A discussion regarding the basis for the Scout Board’s approval of the investment advisory agreement with SI for the Scout Core Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010.

In addition, Mr. Egan, Mr. Fink, Mr. Thompson and Mr. Vincent, the portfolio managers for the Funds, will continue to serve as portfolio managers for the Scout Funds.  Information regarding the portfolio managers is provided under “Information about SI – Portfolio Managers” above.  For more information about the investment advisors or the portfolio managers, see the Funds’ Prospectus, which is incorporated herein by reference, or the Scout Funds’ Prospectus, which accompanies this Proxy Statement/Prospectus and is incorporated by reference herein.

Investment Advisory Fees

FAM is the current investment advisor to the Funds.  SI is the current sub-adviser to the Funds.  SI serves as investment advisor to the Scout Funds.  FAM and SI have entered into investment advisory agreements relating to the Funds and the Scout Funds, respectively.

The Core Plus Fund compensates FAM at the annual rate of 0.40% of the Core Plus Fund’s average daily net assets and the Core Fund compensates FAM at the annual rate of 0.42% of the Core Fund’s average daily net assets.  Pursuant to an expense cap agreement between FAM and Frontegra, FAM has agreed to waive its management fee and/or reimburse each Fund’s operating expenses to the extent necessary to ensure that the total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) for the Core Plus Fund’s Institutional Class shares and Class Y shares do not exceed 0.40% and 0.80%, respectively, of average daily net assets and the Core Fund’s Institutional Class shares do not exceed 0.40% of average daily net assets.  The expense cap agreement will continue in effect until October 31, 2011 with successive renewal terms of one year unless terminated by FAM or Frontegra prior to any such renewal.  FAM, in turn, compensates SI for its sub-advisory services at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets and, with respect to the Core Fund, 75% of the net fee received by FAM after giving effect to any contractual or voluntary fee waiver borne by FAM.

The Scout Funds each pay SI an advisory fee at the annual rate of 0.40% on the Scout Fund’s average daily net assets.  These advisory fees are paid monthly.  SI has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through [April 15, 2013], to the extent necessary so that total annual fund operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses), before taking into account Rule 12b-1 or shareholder servicing fees, of a Scout Fund do not exceed 0.40% of the Scout Fund’s average daily net assets.  Any acquired fund fees and expenses are not considered in these calculations.  If total annual fund operating expenses would fall below the expense limit, SI may cause a Scout Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This fee waiver and expense assumption agreement may not be terminated prior to [April 15, 2013] unless the Scout Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of a Scout Fund.

As a result of the Reorganization, shareholders of the Funds would become shareholders of a Scout Fund with the same or lower effective management fees.  As a result of the Scout Funds’ waiving advisory fees and/or assuming certain other expenses, shareholders of each class of the Funds should experience no change in net annual fund operating expenses.

 Other Service Providers

Principal Underwriter

Funds

Frontegra Strategies, LLC, 400 Skokie Boulevard, Suite 500, Northbrook, Illinois, 60062 acts as the principal distributor of the Funds’ shares.  Frontegra Strategies, LLC is managed and owned by Mr. Forsyth, who also manages and owns the Funds’ investment adviser, FAM.  Accordingly, Frontegra Strategies, LLC and FAM are affiliates.

Scout Funds

UMB Distribution Services, LLC acts as distributor for the Scout Funds and acts as exclusive agent for the Scout Funds in selling their shares to the public.  UMB Distribution Services, LLC is an affiliate of the Scout Funds’ investment advisor, SI.  UMB Distribution Services, LLC is not obligated to sell any certain number of shares of the Scout Funds, and does not receive any fee or other compensation from the Scout Funds under its distribution agreement with the Scout Funds.  UMB Distribution Services, LLC’s address is 803 West Michigan Street, Milwaukee, Wisconsin 53233.

Transfer Agency, Fund Accounting and Administration Services

Funds

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., acts as transfer agent and dividend-disbursing agent for the Funds.  U.S. Bancorp also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements.  Under these Agreements, U.S. Bancorp calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals).

Scout Funds

UMB Fund Services, Inc. (“UMBFS”) has agreed to provide administration and fund accounting services to the Scout Funds pursuant to an agreement between UMBFS and Scout.  UMBFS’s services include performing all functions related to calculating the Scout Funds’ net asset value and providing certain financial reporting services, regulatory compliance testing and other related accounting services.  UMBFS is the parent of UMB Distribution Services, LLC, the Scout Funds’ distributor.  UMBFS also is a direct subsidiary of UMB Financial Corporation, the parent company of UMB, the Scout Funds’ custodian.  UMBFS’s address is 803 West Michigan Street, Milwaukee, Wisconsin 53233.

In addition, under a transfer agency agreement between UMBFS and Scout, UMBFS has agreed to provide transfer agency and dividend payment services to the Scout Funds.  For these services, UMBFS is compensated on a per-fund, per-account and transactional basis, in addition to out-of-pocket expenses.

Custodial Services

Funds

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of Frontegra.

Scout Funds

UMB is the custodian of the Scout Funds’ securities and other assets.  UMB is located at 1010 Grand Boulevard, Kansas City, Missouri, 64106, and is the sole shareholder of SI.

Independent Registered Public Accounting Firms

Funds

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, serves as the independent registered public accounting firm to the Funds.

Scout Funds

Deloitte & Touche, LLP, located at 555 E Wells St # 1400, Milwaukee, WI 53202, serves as the independent registered public accounting firm to the Scout Funds.

 Tax Information and Payments to Financial Intermediaries

Tax Information.

Distributions of investment income and capital gains by the Funds and Scout Funds are subject to federal income taxes and may also be subject to state and local taxes.  If you hold your shares of any Fund or Scout Fund through a tax-deferred arrangement, you will not be taxed on such distributions at the time they are made, but you may be taxed later upon withdrawal of monies from those accounts.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase shares of any Fund or Scout Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds’ and/or Scout Funds’ related companies may pay the intermediary for the sale of a Fund’s or a Scout Fund’s shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds and/or Scout Funds over another investment.  Ask your sales person or visit your financial intermediary’s Web site for more information.

Availability of Materials and Information

More information about the Funds and the Scout Funds is included in: (i) the Funds’ Prospectus dated October 31, 2010, as amended to date, which is incorporated by reference herein and considered a part of this Proxy Statement/Prospectus (previously filed with the SEC on EDGAR on November 4, 2010 and December 1, 2010, respectively; Accession Nos. 0000892712-10-000788  and 0000892712-10-000835, respectively); (ii) the SAI dated October 31, 2010, as amended to date, relating to the Funds’ Prospectus, which is incorporated by reference into the SAI relating to this Proxy Statement/Prospectus; (iii) the Scout Funds’ Prospectus dated [______, 2011], which accompanies this Proxy Statement/Prospectus, incorporated by reference herein and considered a part of this Proxy Statement/Prospectus; (iv) the SAI dated [_____, 2011] relating to the Scout Funds’ Prospectus, which is incorporated by reference into the SAI relating to this Proxy Statement/Prospectus; and (v) the SAI relating to this Proxy Statement/Prospectus dated [_____, 2011], which is incorporated by reference herein.  You may request free copies of the Funds’ Prospectus or SAI (including any supplements) by calling (888) 825-2100, by writing to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or on Frontegra’s website at http://www.frontegra.com.  You may request free copies of the Scout Funds’ Prospectus or SAI, or the SAI relating to this Proxy Statement/Prospectus, by calling (800) 996-2862, by e-mailing scoutfunds@umb.com or scoutfunds.com, or by writing to Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by Scout with the SEC under the 1933 Act, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Scout Funds and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

The Scout Funds and the Funds also file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549 and the following regional offices of the SEC:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549-1520, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

The Frontegra Board recommends that shareholders of the Funds vote FOR the approval of the Reorganization and Plan.

 VOTING INFORMATION

Quorum.

The shareholders of each of the Funds will vote separately on each Proposal.  In order for a vote on a Proposal to be taken by a Fund at the Special Meeting, there must exist a quorum of shareholders of the Fund eligible to vote at the Special Meeting.  The presence at the Special Meeting, in person or by proxy, of shareholders representing one-third of the shares outstanding and entitled to vote as of the Record Date constitutes a quorum for the Special Meeting.  For purposes of determining the presence of a quorum, abstentions and broker “non-votes” will be counted as present.  Broker “non-votes” occur when a nominee holding shares for a beneficial owner does not vote on a proposal because the nominee does not have discretionary voting powers with respect to that proposal and has not received instructions from the beneficial owner.

In the event that the necessary quorum of a Fund to transact business is not present at the Special Meeting, or the vote required to approve a Proposal is not obtained, the chairman of the Special Meeting, in order to permit the further solicitation of proxies, may adjourn the Special Meeting with respect to the Proposal from time to time to a date not more than 120 days after the original record date of the Special Meeting without further notice other than announcement at the Special Meeting.  Alternatively, if a shareholder vote is called on any proposal to adjourn, the persons named as proxies, or their substitutes, will vote on such adjournment in their discretion.

Vote Required to Pass the Proposals.

Proposal 1 - New Sub-Advisory Agreement.  In order for the New Sub-Advisory Agreement to be approved by either of the Funds, the New Sub-Advisory Agreement must be approved by the holders of a “majority of the outstanding voting securities” of such Fund.  The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Combined Proxy Statement/Prospectus, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the Special Meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.  Abstentions and broker non-votes will have the effect of a “no” vote on the Proposal.

Proposal 2 - The Plan.  In order for the Plan to be approved by any of the Funds, the Plan must be approved by the vote of a “majority of the outstanding voting securities” of such Fund.  Abstentions and broker non-votes will have the effect of a “no” vote on the Proposal.

Revocability of Proxy.

Any shareholder of a Fund giving a proxy has the power to revoke it prior to its exercise by mail (addressed to the Secretary at the principal executive office of Frontegra, at the address for Frontegra shown at the beginning of this Combined Prospectus and Proxy Statement), or in person at the Special Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund.  All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, FOR the applicable Proposal and in the discretion of the persons named as proxies on such procedural matters that may properly come before the Special Meeting.

Dissenters’ Rights of Appraisal.

Because each of the Funds is a series of a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders that vote against the Plan.

Persons Making the Solicitation and Proxy Tabulator.

In addition to the solicitation by mail, certain officers and representatives of Frontegra and/or officers and employees of FAM and SI, who will receive no extra compensation for their services, may solicit proxies by telephone, e-mail or other electronic means, letter or facsimile.  The Altman Group has been retained by Frontegra as proxy tabulator (the “Tabulator”).  SI has agreed to pay the costs associated with retaining the Tabulator.

Voting Procedures.

The voting procedures of Scout will be the same, after the Reorganization, as those of Frontegra.

Voting Securities and Principal Holders.

As of the date hereof, there are no issued or outstanding shares of the Scout Core Plus Fund.  As none of the Scout Funds will be voting on the Plan or the other matters described in this Combined Proxy Statement/Prospectus, no record date has been set related to the Scout Funds.

Share Ownership by Large Shareholders, Management and Directors/Trustees.

A list of the name, address and percent ownership of each person who, as of January 31, 2011, to the knowledge of each Fund and each Scout Fund, owned 5% or more of the outstanding shares of a class of such Fund or Scout Fund, respectively, can be found at Appendices C and D.  Because no shares of the Scout Core Plus Fund have been issued or are outstanding as of the date hereof, there are currently neither any persons who “control” (as used in Form N-14 under the 1940 Act) nor any persons who own 5 percent or more of the outstanding voting securities of the Scout Core Plus Fund.

Information regarding the ownership of shares of each Fund and each Scout Fund by the Directors/Trustees and executive officers of Frontegra/Scout can be found at Appendices C and D.

Interest of Certain Persons.

SI is an “affiliated person” (as defined in the 1940 Act) of Scout solely by virtue of its role as adviser to the Scout Funds.  Pursuant to the terms of the Interim Agreement, and the New Sub-Advisory Agreement if approved by the shareholders of the Funds, SI receives a sub-advisory fee from FAM at the annual rate of 0.21% of the Core Plus Fund’s average daily net assets and, with respect to the Core Fund, 75% of the net fee received by FAM after giving effect to any contractual or voluntary fee waiver borne by FAM.

Appendix A – Form of New Sub-Advisory Agreement

SUB-ADVISORY AGREEMENT

THIS SUB-ADVISORY AGREEMENT (“Agreement”) is entered into as of the [__] day of [______], 2011 between Frontegra Asset Management, Inc., an Illinois corporation (the “Adviser”), and Scout Investments, Inc., a Missouri corporation (the “Sub-Adviser”).

WHEREAS, Frontegra Funds, Inc., a Maryland corporation (the “Fund”), is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Fund has retained the Adviser to act as its investment adviser with respect to the Fund’s portfolios (the “Advisory Agreement”); and

WHEREAS, the Advisory Agreement permits the Adviser to delegate certain of its duties to a sub-adviser, subject to the requirements of the 1940 Act; and

WHEREAS, the Adviser wishes to retain the Sub-Adviser to furnish certain investment advisory services to the Fund’s portfolios named on Exhibits A and B to this Agreement (the “Portfolios”), and the Sub-Adviser is willing to furnish those services.

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, the parties agree as follows:

1. Appointment

The Adviser hereby appoints the Sub-Adviser as an investment sub-adviser with respect to each of the Portfolios for the period and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2. Duties as Sub-Adviser

(a) Subject to the supervision of and any guidelines adopted by the Fund’s Board of Directors (the “Board”) and the Adviser, the Sub-Adviser will provide a continuous investment program for the Portfolios, including investment research and management.  The Sub-Adviser will determine from time to time what investments will be purchased, retained or sold by the Portfolios.  The Sub-Adviser will be responsible for placing purchase and sell orders for investments and for other related transactions.  The Sub-Adviser will provide services under this Agreement in accordance with each Portfolio’s investment objectives, policies and restrictions as stated with respect to such Portfolio in the Fund’s Registration Statement on Form N-1A and the Fund’s compliance policies and restrictions adopted pursuant to Rule 38a-1 of the 1940 Act.

(b) The Sub-Adviser agrees that, in placing orders with brokers, it will obtain the best net result in terms of price and execution; provided that, on behalf of the Portfolios, the Sub-Adviser may, in its discretion, use brokers who provide the Sub-Adviser with research, analysis, advice and similar services to execute transactions with respect to a Portfolio, and the Sub-Adviser may pay to those brokers in return for brokerage and research services a higher commission than may be charged by other brokers, so long as (i) such commission is paid in compliance with all applicable state and Federal securities laws and in accordance with this Agreement and (ii) the Sub-Adviser has determined in good faith that such commission is reasonable in terms either of the particular transaction or of the overall responsibility of the Sub-Adviser to such Portfolio and its other clients and that the total commissions paid by such Portfolio will be reasonable in relation to the benefits to such Portfolio over the long term.  In no instance will securities of any Portfolio be purchased from or sold to the Sub-Adviser, or any affiliated person thereof except in accordance with the Federal securities laws and the rules and regulations thereunder.  The Sub-Adviser may aggregate sales and purchase orders with respect to the assets of the Portfolios with similar orders being made simultaneously for other accounts advised by the Sub-Adviser or its affiliates.  Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same security on behalf of a Portfolio and one or more other accounts advised by the Sub-Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each such account.  The Adviser recognizes that in some cases this procedure may adversely affect the results obtained for such Portfolio.

(c) The Sub-Adviser will maintain all books and records required to be maintained by the Sub-Adviser pursuant to the 1940 Act and the rules and regulations promulgated thereunder with respect to transactions by the Sub-Adviser on behalf of the Portfolios, and will furnish the Board and the Adviser with such periodic and special reports as the Board or the Adviser may reasonably request.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Portfolios are the property of the Fund, agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any records which it maintains for the Fund and which are required to be maintained by Rule 31a-1 under the 1940 Act, and further agrees to surrender promptly to the Fund any records which it maintains for the Portfolios upon request by the Fund.

(d) At such times as shall be reasonably requested by the Board or the Adviser, the Sub-Adviser will provide the Board and the Adviser with economic and investment analyses and reports as well as quarterly reports setting forth the performance of the Portfolios and make available to the Board and the Adviser any economic, statistical and investment services normally available to institutional or other customers of the Sub-Adviser.  Upon reasonable advance notice, twice each calendar year the Sub-Adviser will make its officers and employees available to meet with the Board and employees of the Adviser at the Fund’s principal place of business or another mutually agreed upon location to review the securities of the Portfolios.  The Sub-adviser will inform the Fund and the Adviser of changes in investment strategy, tactics, ownership or key personnel.

(e) In accordance with procedures adopted by the Board, as amended from time to time, the Sub-Adviser will provide assistance with respect to the valuation of securities held by the Portfolios and will use its reasonable efforts to arrange for the provision of a price from a party or parties independent of the Sub-Adviser for each security held by a Portfolio for which the Fund or the Fund’s administrator is unable to obtain prices in the ordinary course of business from an automated pricing service.

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3. Further Duties

. In all matters relating to the performance of this Agreement, the Sub-Adviser will act in conformity with the Fund’s Articles of Incorporation, By-laws and currently effective registration statement under the 1940 Act and any amendments or supplements thereto (the “Registration Statement”) and with the written instructions and written directions of the Board and the Adviser and will comply with the requirements of the 1940 Act, the Investment Advisers Act of 1940, as amended (the “Advisers Act”), the rules under each, Subchapter M of the Internal Revenue Code of 1986 (the “Code”) as applicable to regulated investment companies, the diversification requirements applicable to the Portfolios under Section 817(h) of the Code and all other applicable Federal and state laws and regulations.  The Adviser agrees to provide to the Sub-Adviser copies of the Fund’s Articles of Incorporation, By-laws, Registration Statement, written instructions and directions of the Board and the Adviser, and any amendments or supplements to any of these materials as soon as practicable after such materials become available; provided, however, that the Sub-Adviser’s duty under this Agreement to act in conformity with any document, instruction or guidelines produced by the Fund or the Adviser shall not arise until it has been delivered to the Sub-Adviser.  In making any changes to a Portfolio’s objectives, policies or restrictions the Board will make due allowance for the time within which the Sub-Adviser shall have to bring such Portfolio into compliance with such changes.

4. Proxies

The Sub-Adviser shall vote all securities held by a Portfolio in accordance with any policies adopted by the Board.

5. Expenses

During the term of this Agreement, the Sub-Adviser will bear all expenses incurred by it in connection with its services under this Agreement other than commissions, taxes, fees or other charges or expenses directly related to the purchase, sale or exchange of any securities for the Portfolios.  The Sub-Adviser shall not be responsible for any expenses incurred by the Fund, the Portfolios or the Adviser.

6. Compensation

(a) For the services provided by the Sub-Adviser with respect to a Portfolio pursuant to this Agreement, the Adviser will pay to the Sub-Adviser a fee, computed daily and payable monthly, at an annual rate set forth on Exhibits A and B relating to such Portfolio.

(b) The fee due the Sub-Adviser with respect to each Portfolio shall be computed daily and shall be paid monthly to the Sub-Adviser on or before the last business day of the next succeeding calendar month.  Along with each such monthly payment the Adviser shall provide the Sub-Adviser with a schedule showing the manner in which such fee was computed.

(c) With respect to the Sub-Adviser’s fee relating to any Portfolio that is calculated as a percentage of such Portfolio’s average daily net assets, unless otherwise provided in the Exhibit relating to such Portfolio, if the Adviser waives any portion of its management fee either voluntarily or contractually and the resulting net management fee received by the Adviser is less than the compensation due to the Sub-Adviser pursuant to subparagraph (a) above, then the Adviser shall only be required to pay the Sub-Adviser the net management fee.

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(d) If this Agreement becomes effective or terminates with respect to a Portfolio before the end of any month, the fee relating to such Portfolio for the period from the effective date with respect to such Portfolio to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

7. Limitation of Liability

The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Portfolio, the Fund or its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

8. Representations of Sub-Adviser

The Sub-Adviser represents, warrants and agrees as follows:

(a) The Sub-Adviser (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable Federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the authority to enter into and perform the services contemplated by this Agreement; and (v) will promptly notify the Adviser of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

(b) The Sub-Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide the Adviser and the Board with a copy of such code of ethics, together with evidence of its adoption.  The Sub-Adviser will provide the Adviser and the Board with a copy of any amendment to its code of ethics promptly following the Sub-Adviser’s approval of any such amendment.  Within 15 calendar days of the end of the last calendar quarter of each year that this Agreement is in effect, the President of the Sub-Adviser shall certify to the Adviser that the Sub-Adviser has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of the Sub-Adviser’s code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation.  Upon the written request of the Adviser and the extent permitted by law, the Sub-Adviser shall permit the Adviser, its employees or its agents to examine the reports required to be made to the Sub-Adviser by Rule 17j-1(c)(1) and all other records relevant to the Sub-Adviser’s code of ethics.

(c) The Sub-Adviser has provided the Adviser with a copy of its Form ADV as most recently filed with the SEC and will furnish a copy of all amendments to the Adviser at least annually.

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(d) The Sub-Adviser will provide a back-up certification to the Adviser in a form reasonably satisfactory to each party, relating to each annual and semi-annual report filed on Form N-CSR by the Fund.

(e) The Sub-Adviser has adopted, maintains and implements written policies and procedures with regard to the protection of customer records and information, as required by Regulation S-P.

9. Trademark

The Sub-Adviser shall have no rights relating to the name of the Fund or the word “Frontegra” used in connection with investment products, services or otherwise, and shall make no use of such names without the express written consent of the Fund or Adviser, as the case may be.

10. Services Not Exclusive

The Sub-Adviser may act as an investment adviser to, and may perform management and any other services for, any other person, association, firm, corporation or other entity, and take any action or do anything in connection therewith or related thereto, except as prohibited by applicable law; provided, however, that except as consented to by the Adviser in writing, the Sub-Adviser may not act as the investment adviser to, or sponsor, any registered investment company or portfolio thereof that has the same or a substantially similar principal investment strategy as any Portfolio.  The Sub-Adviser’s performance of investment advisory, management or other services permitted under this Section 10 shall not be restricted in any manner or otherwise affected by any aspect of any relationship of the Sub-Adviser to or with the Fund, the Portfolios or the Adviser or deemed to violate or give rise to any duty or obligation of the Sub-Adviser to the Fund, the Portfolios or the Adviser except as otherwise imposed by law or by this Agreement.  Notwithstanding the foregoing, the Sub-Adviser may act as an investment sub-adviser to another investment company or portfolio thereof that is managed by an investment adviser unaffiliated with the Sub-Adviser.  The Sub-Adviser shall provide reasonable advance notice to Adviser of any such engagement(s).

11. Duration and Termination

(a) This Agreement shall become effective with respect to a Portfolio after it has been approved in accordance with the requirements of the 1940 Act and the Exhibit relating to such Portfolio has been executed by the Adviser and Sub-Adviser.

(b) Unless sooner terminated with respect to a Portfolio as provided herein, this Agreement shall continue in effect for two years from its original effective date.  Thereafter, if not terminated, this Agreement shall continue automatically for successive periods of 12 months each, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of those members of the Board who are not parties to this Agreement or interested persons of the Adviser, the Sub-Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by the vote of a majority of the outstanding voting securities issued by such Portfolio.

(c) Notwithstanding the foregoing, this Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty, by the vote of a majority of the Board or by a vote of a majority of the outstanding voting securities issued by such Portfolio, in each case upon 60 calendar days’ written notice to the Sub-Adviser.  This Agreement may also be terminated, without the payment of any penalty, by either party hereto upon 180 calendar days’ written notice.  This Agreement will terminate automatically in the event of its assignment (as defined in Section 2(a)(4) of the 1940 Act) or upon termination of the Advisory Agreement.

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12. Amendment

No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.  No amendment of this Agreement with respect to a Portfolio shall be effective until approved

(a) by a vote of a majority of those members of the Board who are not parties to this Agreement or interested persons of the Adviser, the Sub-Adviser or the Fund, and

(b) if required by the 1940 Act, by a vote of a majority of the outstanding voting securities issued by such Portfolio (in the case of (b), the Fund may rely upon an SEC order or no-action letter permitting it to modify this Agreement without such vote).

13. Governing Law

This Agreement shall be construed in accordance with the 1940 Act and the laws of the State of Indiana, without giving effect to the conflicts of laws principles thereof.  To the extent that the applicable laws of the State of Indiana conflict with the applicable provisions of the 1940 Act, the latter shall control.

14. Independent Contractor

In performing its duties under this Agreement the Sub-Adviser shall act as an independent contractor and unless otherwise expressly provided herein or authorized in writing, the Sub-Adviser will have no authority to represent the Fund, the Portfolios or the Adviser in any way or otherwise be deemed an agent of the Fund, the Portfolio or the Adviser.

15. Miscellaneous

. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.  This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.  As used in this Agreement, the terms “majority of the outstanding voting securities,” “affiliated person,” “interested person,” “assignment,” “broker,” “investment adviser,” “net assets,” “sale,” “sell” and “security” shall have the same meaning as such terms have in the 1940 Act, subject to such exemption as may be granted by the SEC by any rule, regulation or order.  Where the effect of a requirement of the Federal securities laws reflected in any provision of this Agreement is made less restrictive by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.  This Agreement may be signed in counterpart.

16. Sole Agreement

This Agreement represents the entire agreement and understanding between the parties and sets forth the rights, duties and obligations of each party to the other as of its date.  Any prior agreements, understandings and representations relating to the subject matter of this Agreement are incorporated herein.

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17. Confidentiality

Subject to the duties of the parties to comply with applicable laws, including any demand of any regulatory or taxing authority having jurisdiction or under compulsory process of law, each party shall treat as confidential all non-public information pertaining to the Portfolios and the actions of Sub-Adviser, the Adviser and the Fund in respect thereof.  Sub-Adviser agrees to adhere to the privacy policies adopted by the Fund pursuant to Regulation S-P under the Gramm-Leach-Bliley Act.  Sub-Adviser has adopted, implemented and agrees to maintain physical, electronic and procedural safeguards reasonably designed to protect the security, confidentiality and integrity of, and to prevent unauthorized access to or use of, records and information relating to Portfolio shareholders in compliance with Regulation S-P.  Sub-Adviser will not share any nonpublic personal information concerning Portfolio shareholders with any other party except as necessary for the performance of duties under this Agreement or as required by law or allowed under one of the exceptions set forth in Regulation S-P.

18. Notices

Any written notice herein required to be given to the Sub-Adviser or the Adviser shall be deemed to have been given upon receipt of the same at their respective addresses set forth below, delivered or mailed postpaid, or transmitted by facsimile with acknowledgement of receipt or by electronic transmission.

[Signature Page Follows]

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IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized signatories as of the date and year first above written.

FRONTEGRA ASSET MANAGEMENT, INC.
400 Skokie Boulevard Suite 500
Northbrook, Illinois 60062

By:  ____________________________________
Name: William D. Forsyth III
Title:   President
Attest:

___________________________

SCOUT INVESTMENTS, INC.
1010 Grand Boulevard
Kansas City, Missouri  64106

By:  ____________________________________
Name: Andrew Iseman
Title:   Chief Executive Officer
Attest:

___________________________

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Exhibit A
to the Sub-Advisory Agreement

FRONTEGRA COLUMBUS CORE PLUS FUND

Subadvisory fee:  0.21% of the Portfolio’s average daily net assets.

Executed as of the [__] day of [_____], 2011.

FRONTEGRA ASSET MANAGEMENT, INC.

By:  ____________________________________
Name:  William D. Forsyth III
Title:    President

SCOUT INVESTMENTS, INC.

By:  ____________________________________
Name: Andrew Iseman
Title:   Chief Executive Officer

Exhibit B
to the Sub-Advisory Agreement

FRONTEGRA COLUMBUS CORE FUND

Subadvisory fee:  75% of the net fee received by the Adviser from the Portfolio after giving effect to any contractual or voluntary fee waiver borne by the Adviser.

Executed as of the [__] day of [_____], 2011.

FRONTEGRA ASSET MANAGEMENT, INC.

By:  ____________________________________
Name:  William D. Forsyth III
Title:    President

SCOUT INVESTMENTS, INC.

By:  ____________________________________
Name: Andrew Iseman
Title:   Chief Executive Officer

Appendix B – Form of Plan

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this [__] day of [____], 2011, by and between Scout Funds (the “Acquiring Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1010 Grand Boulevard, Kansas City, MO 64106, on behalf of its series, Scout Core Plus Bond Fund (the “Scout Core Plus Fund”) and Scout Core Bond Fund (the “Scout Core Fund” and together with the Scout Core Plus Fund, the “Acquiring Funds”) and Frontegra Funds, Inc. (the “Corporation”), a Maryland corporation, with its principal place of business at 400 Skokie Blvd., Suite 500, Northbrook, Illinois 60062, on behalf of its series, Frontegra Columbus Core Plus Fund (the “Core Plus Fund”) and Frontegra Columbus Core Fund (the “Core Fund” and, together with the Core Plus Fund, the “Acquired Funds”).  Each of the Acquired Funds has a corresponding Acquiring Fund set forth opposite the Acquired Fund and each class of the Acquired Funds has a corresponding class of the Acquiring Funds as listed in Schedule I.  (The Acquiring Trust and the Corporation, on behalf of each of their respective Acquiring Funds and Acquired Funds, are hereinafter collectively referred to as the “parties”).  Frontegra Asset Management, Inc., an Illinois corporation (“FAM”) and Scout Investments, Inc. (f/k/a Scout Investment Advisors, Inc.), a Missouri corporation (“SI”) each join this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of each Acquired Fund into its corresponding Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Trust on behalf of each of the Acquiring Funds of all of the property, assets and goodwill of its corresponding Acquired Fund in exchange solely for shares of beneficial interest, no par value, of the applicable class of the Acquiring Fund; (ii) the assumption by the Acquiring Trust on behalf of each of the Acquiring Funds of all of the Liabilities (as defined in Section 1 below) of its corresponding Acquired Fund; (iii) the distribution of the applicable class of each Acquiring Fund’s shares to the shareholders of its corresponding class of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of each Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.  The Scout Core Plus Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities (as defined in Section 1 below) of the Core Plus Fund.  The Scout Core Fund is an existing series of the Acquiring Trust and has carried on, and will continue to carry on, the business of an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of Each of the Acquired Funds

(a)           Upon satisfaction of the conditions precedent described in Section 9 hereof, the Corporation will convey, transfer and deliver to the Acquiring Trust on behalf of each of the Acquiring Funds, at the Closing, all of the then-existing assets of its corresponding Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Trust agrees at the Closing (i) that each Acquiring Fund shall assume and pay when due all obligations and liabilities (as reflected in the statement of assets and liabilities to be provided under Sections 4(e) and 7(f) of this Agreement) of its corresponding Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Trust shall deliver to the Corporation, in accordance with paragraph (b) of this Section 1, full and fractional shares of each class of shares of beneficial interest, without par value, of each of the Acquiring Funds equal in value to the value of the full and fractional shares of the corresponding class of shares of common stock, $0.01 par value per share, of its corresponding Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization (as defined in Section 3 hereof).  The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).

(b)           At or as soon after the Closing as is possible the Corporation shall, on behalf of each Acquired Fund, distribute all of the full and fractional shares of beneficial interest, without par value, of the applicable class of the corresponding Acquiring Fund received by the Corporation pursuant to Section 1(a)(ii) hereof to the shareholders of record of such Acquired Fund, determined as of the Close of Business on the Valuation Date, in complete liquidation of such Acquired Fund.  Such distribution will be accomplished by the establishment by the Acquiring Trust of an open account of each Acquiring Fund for each shareholder of its corresponding Acquired Fund and, on the Effective Date of the Reorganization, the crediting by the Acquiring Trust to such account of full and fractional shares of beneficial interest, without par value, of the corresponding classes of shares of the Acquiring Fund equal in value to the value of the full and fractional shares of common stock which such shareholder holds in the corresponding class or classes of the Acquired Fund at the time of calculation of the Acquired Fund’s and Acquiring Fund’s NAV on the Valuation Date.  Fractional shares of each of the Acquired Funds are, and fractional shares of each of the Acquiring Funds are or will be, carried to the third decimal place.  The aggregate NAV of each class of Acquiring Fund shares to be so credited to each corresponding class of Acquired Fund shareholders shall, with respect to each class, be equal to the aggregate NAV of the Acquired Fund shares of that class owned by Acquired Fund shareholders on the Valuation Date.  At the time of calculation of the Core Plus Fund’s NAV on the Valuation Date, the NAV per share of each class of shares of the Scout Core Plus Fund shall be deemed to be the same as the NAV per share of each corresponding class of shares of the Core Plus Fund.  On the Effective Date of the Reorganization, each certificate, if any, representing shares of a class of an Acquired Fund will be deemed to represent the number of shares of the corresponding class of its corresponding Acquiring Fund equal in value to the value of the shares of the Acquired Fund.  Simultaneously with the crediting of the shares of each of the Acquiring Funds to the shareholders of record of its corresponding Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be redeemed by the Corporation and cancelled on its books.

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(c)           Unless requested, no certificates representing shares of beneficial interest of any Acquiring Fund will be issued to shareholders of a corresponding Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of each of the Acquired Funds will have the right to deliver the shareholder’s share certificates of the Acquired Fund, if any, to the Acquiring Trust in exchange for either (i) share certificates of beneficial interest of the corresponding Acquiring Fund, or (ii) book entries establishing the shareholder’s ownership of shares of beneficial interest, in either case, for shares of beneficial interest of the class of shares of the Acquiring Fund equal in value to the value of the shares of the corresponding class of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Trust unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of beneficial interest of the class of shares of beneficial interest of the Acquiring Fund equal in value to the value of the shares of the corresponding class of shares of the Acquired Fund owned by such shareholder.  As soon as practicable following the Closing, the Corporation shall terminate the Acquired Funds as series of the Corporation.

2.	Valuation

(a)           The NAV of each Acquired Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Corporation’s currently effective prospectus and statement of additional information with respect to such Acquired Fund.

(b)           The NAV of a share of each class of shares of common stock of each of the Acquired Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Corporation’s currently effective prospectus and statement of additional information with respect to such Acquired Fund.

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(c)           The NAV of each Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Trust’s currently effective prospectus and statement of additional information with respect to such Acquiring Fund.

(d)           The NAV of a share of each class of shares of beneficial interest of each of the Acquiring Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquiring Trust’s currently effective prospectus and statement of additional information with respect to such Acquiring Fund.

3.	Closing and Valuation Date

(a)           The Closing shall consist of the conveyance, transfer and delivery of the Assets of each of the Acquired Funds to the Acquiring Trust on behalf of each of the Acquiring Funds in exchange for (i) the assumption and payment, when due, by each Acquiring Fund of the Liabilities of the corresponding Acquired Fund and (ii) the issuance and delivery of the Acquiring Trust’s shares in accordance with Sections 1(a)(ii) and 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Acquired Funds at which this Agreement is considered and approved, the Closing shall occur on April 15, 2011 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).  The Closing shall take place at the principal office of the [Acquiring Trust, 1010 Grand Boulevard, Kansas City, MO 64106] at approximately [__:__ _.m. Central Standard Time] on the Valuation Date.

(b)           Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Corporation, accurate appraisal of the value of the net assets of any Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of each of the Acquired Funds is practicable in the judgment of the Acquiring Trust and Corporation.

(c)           The Corporation shall provide, as of the Closing, for delivery of those Assets of each of the Acquired Funds to be transferred to the Custodian of its corresponding Acquiring Fund.  Also, the Corporation shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of each class of shares of common stock of each of the Acquired Funds, and the number of full and fractional shares of common stock of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

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(d)           The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of each class of shares of beneficial interest of each Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as the Corporation may request, or provide evidence satisfactory to the Corporation in such manner as the Corporation may request that such shares of beneficial interest of the Acquiring Funds have been registered in an open account of the applicable Acquired Fund on the books of the Acquiring Trust.  The Acquiring Trust shall issue and deliver to the Corporation a certificate as to the opening of accounts in the Acquired Fund shareholders’ name on the applicable Acquiring Fund’s share transfer book.

4.	Representations and Warranties by the Corporation

The Corporation represents and warrants to the Acquiring Trust that:

(a)           The Corporation is a corporation created under the laws of the State of Maryland on May 24, 1996 and is validly existing and in good standing under the laws of that State.  The Corporation, of which each Acquired Fund is a separate series of shares of common stock, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of each of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           All issued and outstanding shares of the Acquired Funds are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in compliance in all material respects with all applicable registration or qualification requirements of the 1933 Act and state securities laws.  Each outstanding share of each Acquired Fund has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The Acquired Funds have no outstanding options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, and have no outstanding securities convertible into Acquired Fund Shares.

(c)           The financial statements appearing in the Acquired Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010, audited by Ernst & Young LLP, copies of which have been delivered to the Acquiring Trust and the unaudited financial statements appearing in the Acquired Funds’ Semi-Annual Report to Shareholders for the period ended December 31, 2010, copies of which will have been furnished to the Acquiring Trust, fairly present in all material respects the financial position of each Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

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(d)           The books and records of the Corporation and each Acquired Fund, including the FIN 48 checklist, made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Corporation and each of the Acquired Funds.

(e)           The statement of assets and liabilities of each of the Acquired Funds to be furnished by the Corporation as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of each corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of each Acquired Fund and each of the outstanding shares of each class of shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, the Corporation will, on behalf of each of the Acquired Funds, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           The Corporation has the necessary power and authority to conduct its business and the business of each of the Acquired Funds as such businesses are now being conducted.

(h)           The Corporation is not a party to or obligated under any provision of its Articles of Incorporation, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)           The Corporation, on its own behalf and on behalf of each of the Acquired Funds, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Directors of the Corporation and, with respect to each of the Acquired Funds, by the shareholders of the Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Corporation, on its own behalf and on behalf of each of the Acquired Funds, and this Agreement constitutes the legal, valid and binding obligation of the Corporation and each of the Acquired Funds, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

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(j)           Neither the Corporation nor any Acquired Fund is under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           Neither the Corporation nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(l)           The Corporation has elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code; each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code; each Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, neither Acquired Fund has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply; and the consummation of the transactions contemplated by the Agreement will not cause any Acquired Fund to fail to be qualified as a RIC as of the Closing. The Core Fund will declare, and, unless the Core Plus Fund has received an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) of the Code, the Core Plus Fund will declare, on or prior to the Valuation Date, a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to each such Fund’s shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the date of the Closing; (ii) any such investment company taxable income and net capital gains for its taxable year ended prior to the date of the Closing to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Acquired Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the date of the Closing and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the date of the Closing.

5.	Representations and Warranties by the Acquiring Trust

The Acquiring Trust represents and warrants to the Corporation that:

(a)           The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on January 27, 2000 and is validly existing and in good standing under the laws of that State.  The Acquiring Trust, of which each Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

(b)           The Acquiring Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquiring Fund. Each outstanding share of each Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of each Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

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(c)           At the Closing, shares of beneficial interest of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of each Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The Acquiring Trust has the necessary power and authority to conduct its business and the business of the Scout Core Fund as such businesses are now being conducted.  The Acquiring Trust has or will have at the time of Closing the necessary power and authority to conduct the business of the Scout Core Plus Fund as such business is then being conducted by the Core Plus Fund.

(e)           The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)           The Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Trust, on its own behalf and on behalf of each of the Acquiring Funds, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)           Neither the Acquiring Trust nor any Acquiring Fund is under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)           The books and records of the Acquiring Trust and each Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to the Corporation and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and each Acquiring Fund.

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(i)           The Scout Core Plus Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities of the Core Plus Fund.

(j)           The financial statements appearing in the Scout Core Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2010, audited by Deloitte & Touche LLP, copies of which have been delivered to the Corporation, and the Scout Core Fund’s Semi-Annual Report to Shareholders for the period ended December 31, 2010, copies of which will have been furnished to the Corporation, fairly present in all material respects the financial position of the Acquiring Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(k)           At the Closing, the Acquiring Trust will, on behalf of the Scout Core Fund, have good and marketable title to all of the Scout Core Fund’s securities and other assets free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(l)           The Acquiring Trust has elected, or intends to elect, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, each Acquiring Fund is or will be a “fund” as defined in Section 851(g)(2) of the Code, the Scout Bond Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, the Acquiring Funds have not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and the consummation of the transactions contemplated by the Agreement will not cause any Acquired Fund to fail to be qualified as a RIC as of the Closing.

(m)           The current prospectus and statement of additional information of the Scout Core Fund conform, and the prospectus and statement of additional information of the Scout Core Plus Fund which will become effective under the 1933 Act prior to the Closing will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the applicable effective date will not, include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

6.	Representations and Warranties by the Corporation and the Acquiring Trust

The Corporation and the Acquiring Trust each represents and warrants to the other, with respect to itself and each of the Acquired Funds or Acquiring Funds, respectively, that:

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(a)           Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Funds or the Scout Core Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by such Acquired Fund or the Scout Core Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or the Scout Core Fund.  On behalf of each Acquired Fund or the Scout Core Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of each Acquired Fund or the Scout Core Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or the Scout Core Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of any Acquired Fund or the Scout Core Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of any Acquired Fund or the Scout Core Fund, as appropriate.

(d)           All information provided to the Corporation by the Acquiring Trust, and by the Corporation to the Acquiring Trust, for inclusion in, or transmittal with, the Proxy Statement/Prospectus on Form N-14 with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Acquired Funds’ shareholders will be sought, does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

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(e)           Except in the case of the Corporation with respect to the approval of the this Agreement and the Reorganization by vote of the Acquired Funds’ shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of the Corporation

(a)           The Corporation covenants to operate the business of each Acquired Fund as currently conducted between the date hereof and the Closing.

(b)           The Corporation undertakes that the Corporation and each Acquired Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to the applicable Acquired Fund’s shareholders.

(c)           The Corporation covenants that by the time of the Closing, all of each Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before the date of the Closing (taking into account permitted extensions for filing) shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           The Corporation will at or promptly following the Closing provide the Acquiring Trust with:

(i)           A statement of the respective tax basis and holding period of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund;

(ii)           A copy (which may be in electronic form) of the shareholder ledger accounts of each of the Acquired Funds, including, without limitation,

(1)           the name, address and taxpayer identification number of each shareholder of record,

(2)           the number of shares of common stock held by each shareholder,

(3)           the dividend reinvestment elections applicable to each shareholder, and

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(4)           the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)           The FIN 48 checklist pertaining to the Corporation and Acquired Funds.

(e)           The Board of Directors of the Corporation shall call, and the Corporation shall hold, a Special Meeting of Acquired Funds’ shareholders to consider and vote upon this Agreement (the “Special Meeting”) and the Corporation shall take all other actions reasonably necessary to obtain approval of the transactions contemplated therein.  The Board of Directors of the Corporation shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of each Acquired Fund, a Proxy Statement/Prospectus (Part A of Form N-14) that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

(f)           The Corporation shall supply to the Acquiring Trust, at or promptly following the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  The statement of assets and liabilities shall be certified by the Treasurer of Corporation, to the best of her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

(g)           As soon as is reasonably practicable after the Closing, the Target Funds will make one or more liquidating distributions to their respective shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1(b) hereof.

8.	Covenants of the Acquiring Trust

(a)           The Acquiring Trust covenants that the shares of beneficial interest of each Acquiring Fund to be issued and delivered to the corresponding Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)           The Acquiring Trust covenants to structure the Scout Core Fund so that it may conduct its business in substantially the same manner as the business of the Core Fund, and to otherwise operate the business of the Scout Core Fund as currently conducted, between the date hereof and the Closing.

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(c)           The Acquiring Trust covenants to establish and organize the Scout Core Plus Fund so that it may conduct its business in substantially the same manner as the business of the Core Plus Fund is currently conducted, between the date hereof and the Closing.

(d)           The Acquiring Trust covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before the date of the Closing (taking into account permitted extensions for filing) shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(e)           The Acquiring Trust will file with the Commission a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Funds issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Corporation and the Acquiring Trust

The respective obligations of the Corporation and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

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(b)           That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, including the Reorganization and the transactions contemplated hereby, for a given Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof; provided that if, by the date of the Closing, the shareholders of one or more of the Acquired Funds do not approve, by appropriate action of the shareholders, this Agreement, such Acquired Fund or Acquired Funds shall no longer be included as Acquired Funds under this Agreement or in the Reorganization and no transactions contemplated under this Agreement, the Reorganization or the transactions contemplated hereby shall apply to or have any effect on such Acquired Fund or Acquired Funds; provided further that this Agreement, the Reorganization and the transactions contemplated hereby shall continue to be effective for each Acquired Fund for which, by the date of the Closing, the shareholders of the Acquired Fund shall have approved, by the appropriate action of the shareholders, this Agreement.

(e)           The Core Fund shall have declared, and, unless the Core Plus Fund has received an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) of the Code, the Core Plus Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the date of the Closing; (ii) any such investment company taxable income and net capital gains for its taxable year ended prior to the date of the Closing to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the date of the Closing and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the date of the Closing.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the applicable Acquired Fund and/or Acquiring Funds.

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(g)           That prior to or at the Closing, the Corporation and the Acquiring Trust, on behalf of each of the Acquiring Funds, shall each receive an opinion with respect to the Reorganization of the Core Plus Fund and an opinion with respect to the Reorganization of the Core Fund from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware and the State of Maryland, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Trust and the Corporation in certificates delivered to Stradley, as to each Acquiring Fund and corresponding Acquired Fund:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

(iv)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the shares of beneficial interest of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund pursuant to Section 361(c)(1) of the Code;

(v)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

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(vi)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares solely for shares of beneficial interest of the Acquiring Fund (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code;

(viii)           The aggregate tax basis of the shares of beneficial interest of the Acquiring Fund to be received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)           The holding period of the shares of beneficial interest of the Acquiring Fund to be received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)           The Acquiring Fund will either (i) succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations, or (ii) succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Acquired Fund described in Section 381(c) of the Code.

Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the conditions set forth in this paragraph 9(g).

(h)           That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from Godfrey & Kahn S.C. (“Godfrey”), counsel to the Corporation, substantially to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

16

(i)           The Corporation was formed as a corporation under the laws of the State of Maryland on May 24, 1996, and is validly existing and in good standing under the Maryland General Corporation Law, as amended;

(ii)           All issued and outstanding shares of the Acquired Funds are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in compliance in all material respects with all applicable registration or qualification requirements of the 1933 Act and state securities laws.  Each outstanding share of each Acquired Fund has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  Neither Acquired Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any shares of such Acquired Fund, and has no outstanding securities convertible into shares of such Acquired Fund;

(iii)           The Corporation is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in the Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Corporation, the unfavorable outcome of which would materially and adversely affect the Corporation or any Acquired Fund;

(v)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Corporation of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(vi)           Neither the execution, delivery nor performance of this Agreement by the Corporation violates any provision of its Articles of Incorporation, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Corporation is a party or by which the Corporation is otherwise bound; and

(vii)           This Agreement has been validly authorized, executed and delivered by the Corporation and represents the legal, valid and binding obligation of the Corporation and is enforceable against the Corporation in accordance with its terms.

In giving the opinions set forth above, Godfrey may state that it is relying on certificates of the officers of the Corporation with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Corporation.

17

(i)           That the Corporation shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)           The Acquiring Trust was formed as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on January 27, 2000, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)           The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Trust and of the Acquiring Funds.  Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Acquiring Trust’s Agreement and Declaration of Trust and By-Laws, and that all other shares of each of the Acquiring Funds will be issued, sold and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share will be validly issued, fully paid, non-assessable and will have full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, will be freely transferable;

(iii)           The Acquiring Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in each of the Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or any Acquiring Fund;

(v)           The shares of beneficial interest of each of the Acquiring Funds to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid, will be non-assessable by the Acquiring Trust or the Acquiring Funds, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(vi)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

18

(vii)           Neither the execution, delivery nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

(viii)           This Agreement has been validly authorized, executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

In giving the opinions set forth above, Stradley may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

(j)           That the Acquiring Trust’s Registration Statement with respect to the shares of beneficial interest of each of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof is effective or shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of each of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of its corresponding Acquired Fund.

(l)           That at the Closing, the Corporation, on behalf of each of the Acquired Funds, transfers to the corresponding Acquiring Fund aggregate assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets of the Acquired Fund and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Agreements

The Funds will not bear any expenses in connection with the Reorganization.  The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, transfer taxes, and any other stamp duty taxes, if any, shall be allocated between FAM, the sponsor of the Acquired Funds, and SI, the investment manager of the Acquiring Funds, as FAM and SI shall agree.  Notwithstanding the foregoing, FAM and SI shall pay or assume only those expenses of the Core Fund that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul. 73-54, 1973-1 C.B. 187.

19

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Funds) prior to the Closing as follows:

(1)           by mutual consent of the Corporation and the Acquiring Trust;

(2)           by the Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

(3)           by the Corporation if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Corporation.

(b)           If the transactions contemplated by this Agreement have not been consummated by the later of [_______, 2011] or 30 days after the date of the final shareholder meeting at which approval of this Agreement is voted upon by the shareholders of the last remaining Acquired Fund for which such shareholders have not voted upon this Agreement, this Agreement shall automatically terminate on such later date, unless a later date is agreed to by both the Corporation and the Acquiring Trust.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Corporation or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Corporation or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)           The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Corporation nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Corporation or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

20

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Corporation or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Funds, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Final Tax Returns and Forms 1099 of the Core Fund

(a)           After the Closing, the Corporation shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Corporation with respect to the Core Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Corporation or the Core Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Core Fund to the extent such expenses have been or should have been accrued by the Core Fund in the ordinary course without regard to the Reorganization contemplated by this Agreement; any excess expenses shall be borne by _____ at the time such Tax returns and Forms 1099 are prepared.

13.	Liability of the Acquiring Trust and the Corporation

(a)           Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the Acquiring Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to any Acquiring Fund, shall be discharged only out of the assets of the affected Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Corporation nor any Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b)           Each party acknowledges and agrees that all obligations of the Corporation under this Agreement are binding only with respect to the Acquired Funds; that any liability of the Corporation under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to any Acquired Fund, shall be discharged only out of the assets of the affected Acquired Fund; that no other series of the Corporation shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor any Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Corporation, the trustees, officers, employees or agents of the Corporation, or any of them.

21

14.	Cooperation and Exchange of Information

The Acquiring Trust and the Corporation will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Funds and Acquiring Funds for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

15.	Entire Agreement and Amendments

This Agreement and the Authorization and Nondisclosure Agreement dated November 1, 2010 embody the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

17.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

The Corporation:

Frontegra Funds, Inc.

400 Skokie Blvd., Suite 500,

Northbrook, Illinois 60062

Attention: William D. Forsyth III

22

With a copy (which shall not constitute notice) to:

Godfrey & Kahn S.C.

780 North Water Street

Milwaukee, WI 53202

Attention: Carol Gehl and Ellen Drought

To the Acquiring Trust:

Scout Funds

1010 Grand Boulevard

Kansas City, MO 64106

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

2005 Market Street, 26th Floor

Philadelphia, PA 19103

Attention: Michael P. O’Hare

18.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

19.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

20.	Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

21.	Confidentiality

(a)           The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

23

(b)           In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

22.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

24

IN WITNESS WHEREOF, the Corporation and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Frontegra Funds, Inc., on behalf of each Acquired Fund

By: ____________________________________

Name: William D. Forsyth III

Title: President

Scout Funds, on behalf of each Acquiring Fund

By:  ____________________________________

Name: Andrew J. Iseman

Title: President

Solely for purposes of Section 10

Frontegra Asset Management, Inc.

By: ___________________________________

Name: William D. Forsyth III

Title: President

Solely for purposes of Section 10

Scout Investments, Inc.

By: ____________________________________

Name: Andrew J. Iseman

Title: CEO

25

SCHEDULE I
Acquiring Funds	Corresponding Acquired Funds
Scout Core Plus Bond Fund - Institutional Class	Frontegra Columbus Core Plus Fund - Institutional Class
Scout Core Plus Bond Fund - Class Y	Frontegra Columbus Core Plus Fund – Class Y
Scout Core Bond Fund - Institutional Class	Frontegra Columbus Core Fund - Institutional Class

Appendix C - Ownership of the Funds

Significant Holders

[TO BE PROVIDED]

Listed below are the name, address and percent ownership of each person who, as of January 31, 2011, to the best knowledge of Frontegra, owned 5% or more of the outstanding shares of each class of each Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

Name and Address				_____%

__________

*Frontegra has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Directors

To the best of the knowledge of each Fund, the ownership of shares of a Fund by executive officers and Directors of the Fund as a group constituted less than 1% of each outstanding class of shares of the Fund as of January 31, 2011.

C-1

Appendix D - Ownership of the Scout Funds

Significant Holders

[TO BE PROVIDED]

Listed below are the name, address and percent ownership of each person who, as of January 31, 2011, to the best knowledge of Scout owned 5% or more of the outstanding shares of each class of each Scout Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Scout Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*

Name and Address				_____%

__________

*Scout has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Scout Fund, the ownership of shares of a Scout Fund by executive officers and Trustees of the Scout Fund as a group constituted less than 1% of each outstanding class of shares of the Scout Fund as of January 31, 2011.

D-1

STATEMENT OF ADDITIONAL INFORMATION

[_____________], 2011

Registration Statement on Form N-14 Filed by Scout Funds:

Scout Core Bond Fund
Scout Core Plus Bond Fund

1010 Grand Boulevard
Kansas City, MO 64106
(800) 996-2862

Relating to the April 12, 2011 Special Meeting of Shareholders
of Frontegra Funds, Inc. for each of the following funds:

Frontegra Columbus Core Fund
Frontegra Columbus Core Plus Fund

400 Skokie Boulevard, Suite 500
Northbrook, Illinois
(847) 509-9860

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Combined Proxy Statement/Prospectus dated [_________], 2011 (the “Proxy Statement/Prospectus”) relating to the special meeting of shareholders of Frontegra Funds, Inc. (“Frontegra”) to be held on April 12, 2011 for each of the above-listed funds.  Copies of the Proxy Statement/Prospectus, which has been filed with the U.S. Securities and Exchange Commission, may be obtained, without charge, by calling (800) 996-2862, by e-mailing scoutfund@umb.com, by visiting scoutfunds.com, or by writing to Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241.

Table of Contents

 Page

General Information         1

Incorporation by Reference        1

Pro Forma Financial Information          2

General Information

This Statement of Additional Information (“SAI”) relates to the special meeting of shareholders of the Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund (the “Frontegra Funds”), each a series of Frontegra Funds, Inc. (“Frontegra”), to be held on April 12, 2011 at 10:00 a.m., local time, at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 (the “Special Meeting”).

The Special Meeting has been called by the Board of Directors of Frontegra to vote on the approval of the Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of each Frontegra Fund into a corresponding portfolio of Scout Funds (“Scout” and each such portfolio a “Scout Fund”), as listed below.  Under the Plan, each Frontegra Fund will transfer all of its assets to the corresponding Scout Fund in exchange for shares of a corresponding class of the Scout Fund, and the assumption by the Scout Fund of all of the liabilities of the Frontegra Fund.  The Frontegra Fund will then distribute, pro rata, to its shareholders of record as of the date of the Reorganization, all of the shares of the corresponding class of the Scout Fund received by the Frontegra Fund in complete liquidation and termination of the Frontegra Fund as a series of Frontegra.

Frontegra Funds	Scout Funds
Frontegra Columbus Core Fund	Scout Core Bond Fund
Frontegra Columbus Core Plus Fund	Scout Core Plus Bond Fund

Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)	Statement of Additional Information dated October 31, 2010 for Frontegra Funds (filed via EDGAR on October 28, 2010, Accession No. 0000892712-10-000750).

(2)
The audited financial statements and related report of the independent registered public accounting firm included in the Frontegra Funds Annual Report to Shareholders for the fiscal year ended June 30, 2010 which include the audited financial statements for the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund (filed via EDGAR on September 9, 2010, Accession No. 0000898531-10-000717).

(3)	Statement of Additional Information dated [________], 2011 for Scout Funds (filed via EDGAR on January 28, 2011, Accession No. 0001450791-11-000018).

(4)
The audited financial statements and related report of the independent registered public accounting firm included in the Scout Funds Annual Report to Shareholders for the fiscal year ended June 30, 2010 which include the audited financial statements for the Scout Core Bond Fund (filed via EDGAR on September 7, 2010, Accession No. 0001144204-10-048362).

1

Because the Scout Core Plus Bond Fund is a newly-created series of Scout formed for the purpose of acquiring the Frontegra Columbus Core Plus Fund and will not commence operations until after the reorganization is consummated, Annual or Semi-Annual Reports to Shareholders are not available.  Similarly, because the Frontegra Columbus Core Plus Fund is being acquired by the Scout Core Plus Bond Fund, pro forma financial statements are not provided in this SAI in connection with the reorganization of the Frontegra Columbus Core Plus Fund into the Scout Core Plus Bond Fund.

Pro Forma Financial Information
Scout Core Bond Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Frontegra Columbus Core Fund (the “Acquired Fund”) series of Frontegra and the Scout Core Bond Fund (previously named the Scout Bond Fund) (the “Acquiring Fund”) series of Scout for the twelve month period ended June 30, 2010.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization
The unaudited pro forma financial information is presented to show the effect of the proposed reorganization of the Acquired Fund into the Acquiring Fund.  The unaudited pro forma information has been prepared to give effect to the proposed reorganization pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if the above-mentioned reorganization had taken place as of July 1, 2009.

Basis of Pro Forma
The reorganization is expected to be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss is expected to be recognized by the Acquiring Fund or its shareholders as a result of the reorganization.  The Acquired Fund and the Acquiring Fund are both series of open-end investment companies registered under the Investment Company Act of 1940, as amended.  The Plan will consist of (i) the acquisition by Scout on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, no par value, of the applicable class of the Acquiring Fund; (ii) the assumption by Scout on behalf of the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of the applicable class of the Acquiring Fund’s shares to the shareholders of  the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the termination of the Acquired Fund as a series of Frontegra as soon as practicable after the closing.  The table below shows the class and shares of the Acquiring Fund that the Acquired Fund shareholders would have received as of June 30, 2010.

2

Acquired Fund Share Class	Shares Exchanged	Reorganized Fund Share Class
Institutional Class	5,677,128	Institutional Class

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund, and the results of operations of the Acquired Fund and the Acquiring Fund for pre-reorganization periods will not be restated.  After the Acquired Fund is reorganized into the Acquiring Fund, the resulting combined fund (Scout Core Bond Fund) will be managed under substantially similar investment policies as the Acquired Fund, and will carry forward the performance and accounting history of the Acquired Fund.  At the November 18, 2010 and January 25, 2011 meetings of the Board of Trustees of Scout, the Trustees approved certain changes to the Acquiring Fund in connection with the reorganization, all intended to conform the Acquiring Fund’s investment objective and principal investment strategies and investment policies to those of the Acquired Fund.  The portfolio of the Acquiring Fund is expected to be restructured in a manner consistent with the revised investment policies prior to the consummation of the reorganization.

Note 2 — Net Assets
The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Frontegra Columbus Core Fund (Acquired Fund)	$65,918,267	06/30/2010
Scout Core Bond Fund (Acquiring Fund)	$125,739,951	06/30/2010
Scout Core Bond Fund (Pro Forma Combined)	$191,658,218	06/30/2010

Note 3 — Pro Forma Adjustments
The table below reflects the pro forma reductions in advisory fees and other expenses for the Acquiring Fund’s most recent fiscal year ending June 30, 2010 assuming the Reorganization was consummated on July 1, 2009.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(12,239)
Administrative services fees (2)	(58,792)
Professional fees (3)	(64,815)
Board of Trustees fees (4)	(8,395)
Federal and state registration fees (5)	(24,788)
Fee waiver and/or expense reimbursement (1)	(19,125)

(1)
The annual investment advisory fees payable by the Acquired Fund are 0.42% of the Acquired Fund’s average daily net assets, while the annual investment advisory fees payable by the Acquiring Fund are 0.40% of the Acquiring Fund’s average daily net assets.  Under the terms of the investment advisory agreement of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fees paid by the Acquiring Fund based on pro forma combined net assets.  Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Scout Investments, Inc., the Acquiring Fund’s investment advisor (the “Advisor”), to waive advisory fees and/or assume certain fund expenses through [April 15, 2013] in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 or shareholder servicing fees to no more than 0.40%.  Any acquired fund fees and expenses are not considered in these calculations.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Acquiring Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to [April 15, 2013] unless the Acquiring Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Acquiring Fund.

(2)
The Acquiring Fund has a different administrator, fund accountant, transfer agent and custodian than the Acquired Fund.  Administrative services fees were adjusted to reflect the application of the Scout Funds’ contractual existing fee structure for administrative, fund accounting, transfer agent and custody services for the combined fund after the reorganization is consummated.

(3)	Professional fees were reduced to reflect the effects of the anticipated allocated portion of the fees for audit and legal services.

(4)	Board of Trustees fees were reduced to reflect the effects of the anticipated allocated portion of the costs of Scout Board retainer and meeting fees.

(5)	Federal and state registration fees were reduced to eliminate the effects of duplicative fees.
No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Advisor and Frontegra Asset Management, Inc. are expected to bear 100% of the costs associated with the reorganization, as set forth in the Plan.  These costs represent the estimated non-recurring expenses of the Acquired Fund and the Acquiring Fund incurred in carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations.

3

Note 5 — Accounting Survivor
The Acquired Fund will be reorganized into the Acquiring Fund.  The resulting combined fund (Scout Core Bond Fund) will be managed under substantially similar investment policies as the Acquired Fund, by the same portfolio management team responsible for the management of the Acquired Fund, and will carry forward the performance and accounting history of the Acquired Fund.

Note 6 — Capital Loss Carryforward
At June 30, 2010, the Acquired Fund had a capital loss carryforward of approximately $4,747,000. At June 30, 2010, the Acquiring Fund had a capital loss carryforward of approximately $312,000. For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Consequences” in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
 SCOUT FUNDS N-14

OTHER INFORMATION

Item 15.                      Indemnification.

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful. The ByLaws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c)           Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws :

(a)           A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b)           A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

Item 16.                      Exhibits.

The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)
Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(b)
Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(c)
Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(d)
Officer’s Certificate evidencing the establishment and designation of the Scout Stock Fund, the Scout Growth Fund, the Scout International Fund, the Scout Bond Fund, the  Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006)and incorporated herein by reference.

(e)
Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(f)
Officer’s Certificate evidencing the establishment and designation of the Investor Class of shares and the Service Class of shares for the Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund series (the “Money Market Funds”) effective July 9, 2007, previously filed as Exhibit 99.a.6 to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on July 17, 2007 (Accession No. 0001382529-07-000065) (“PEA No. 13”) and incorporated herein by reference.

(g)
Officer’s Certificate evidencing the establishment and designation of the Scout International Discovery Fund series of the Registrant effective October 16, 2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007 (Accession No. 0001386893-07-000084) (“PEA No. 14”) and incorporated herein by reference.

(h)
Officer’s Certificate evidencing the establishment and designation of the Scout TrendStar Small Cap Fund series of the Registrant effective February 19, 2009, previously filed as Exhibit 99.a.8 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on April 6, 2009 (Accession No. 0001421877-09-000103) (“PEA No. 18”) and incorporated herein by reference.

(i)
Officers' Certificate evidencing the amendment to the Registrant's Agreement and Declaration of Trust to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(j)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(b)
Officers' Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization between the Registrant, on behalf of the Scout Core Bond Fund and Score Core Plus Bond Fund, and Frontegra Funds, on behalf of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund, is filed herewith as Appendix B to the Proxy Statement/Prospectus contained within this Registration Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Declaration of Trust. ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(b)	By-Laws. ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement between Scout Investment Advisors, Inc. and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(b)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement previously filed as Exhibit 99.d.2 to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, filed on October 31, 2006 (Accession No. 0000909012-06-001135) (“PEA No. 11”) and incorporated herein by reference.

(c)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement, effective as of December 31, 2007, previously filed as Exhibit 99.d.3 to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2008 (Accession No. 0000909012-08-001055) (“PEA No. 17”) and incorporated herein by reference.

(d)	Amended and Restated Exhibit B to the Investment Advisory Agreement, effective as of July 1, 2008, previously filed as Exhibit 99.d.4 to PEA No. 17 and incorporated herein by reference.

(e)
Amended and Restated Exhibits A and B to the Investment Advisory Agreement, effective as of July 1, 2009, reflecting the addition of the Scout TrendStar Small Cap Fund series of the Trust, previously filed as Exhibit 99.d.5 to PEA No. 20 and incorporated herein by reference.

(f)
Form of Amended and Restated Exhibits A and B to the Investment Advisory Agreement reflecting the addition of the Scout Core Plus Bond Fund series of the Trust, previously filed as Exhibit 99.d.6 to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2011 (Accession No. 0001450791-11-000018) (“PEA No. 24”) and incorporated herein by reference.

(g)
Fee Waiver and Expense Assumption Agreement between Scout Investment Advisors, Inc. and the Registrant, on behalf of the Scout Stock Fund, the Scout Growth Fund and the Scout Bond Fund, previously filed as Exhibit 99.d.3 to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007 (Accession No. 0001137439-07-00176) (“PEA No. 12”) and incorporated herein by reference.

(h)
Fee Waiver and Expense Assumption Agreement between Scout Investment Advisors, Inc. and the Registrant, on behalf of the Scout Mid Cap Fund, previously filed as Exhibit 99.d.4 to PEA No. 11 and incorporated herein by reference.

(9)
Fee Waiver and  Expense  Assumption  Agreement  between  Scout Investment  Advisors,  Inc. and the  Registrant, on behalf of the Scout International Discovery Fund, previously filed as Exhibit 99.d.7 to PEA no. 17 and incorporated herein by reference.

(i)
Fee Waiver and Expense Assumption Agreement between Scout Investment Advisors, Inc. and the Registrant, on behalf of the Scout Bond Fund, previously filed as Exhibit 99.d.8 to PEA No. 17 and incorporated herein by reference.

(j)
Fee Waiver and Expense Assumption Agreement between Scout Investment Advisors, Inc. and the Registrant, on behalf of the Scout TrendStar Small Cap Fund, previously filed as Exhibit 99.d.10 to PEA No. 20 and incorporated herein by reference.

(k)
Fee Waiver and Expense Assumption Agreement between Scout Investment Advisors, Inc. and Registrant on behalf of the Scout Stock Fund, Scout Bond Fund, Scout Mid Cap Fund and Scout International Discovery Fund, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(l)
Form of Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.13 to PEA No. 24 and incorporated herein by reference.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(1)
Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to PEA No. 23 and incorporated herein by reference.

(2)
Agreement for the Sale and Servicing of Shares of the Scout Funds (relating to the Service Class Shares of the Money Market Funds) previously filed as Exhibit 99.e.2 to PEA No. 17 and incorporated herein by reference.

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(i)
Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(ii)	Revised Appendix B to the Custody Agreement previously filed as Exhibit 99.g.1.A to PEA No. 11 and incorporated herein by reference.

(iii)	Revised Appendix B to the Custody Agreement previously filed as Exhibit 99.g.1.C to PEA No. 17 and incorporated herein by reference.

(iv)
Form of revised Appendix B to the Custody reflecting the addition of the Scout TrendStar Small Cap Fund series of the Registrant, previously filed as Exhibit 99.g.1.D to PEA No. 20 and incorporated herein by reference.

(b)
Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(i)	Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank previously filed as Exhibit 99.g.2.A to PEA No. 11 and incorporated herein by reference.

(ii)	Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank, previously filed as Exhibit 99.g.2.B to PEA No. 17 and incorporated herein by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by the Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Service Class Distribution and Shareholder Servicing Plan adopted by the Registrant pursuant to Rule 12b-1 and effective as of February 22, 2007, previously filed as Exhibit 99.m.1 to PEA No. 12 and incorporated herein by reference.

(b)
Form of Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 24 and incorporated herein by reference.

(c)	Multiple Class Plan Pursuant to Rule 18f-3, adopted by the Registrant and dated as of February 22, 2007, previously filed as Exhibit 99.n.1 to PEA No. 12 and incorporated herein by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion of Counsel with respect to the legality of the securities issued in the reorganization is filed herewith.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Form of Opinion of Counsel with respect to tax issues in the reorganization to be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)           Transfer Agency Agreements.

(i)
Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(ii)	Second Amended and Restated Schedule A to the Transfer Agency Agreement previously filed as Exhibit 99.h.1.B to PEA No. 11 and incorporated herein by reference.

(iii)	Third Amended and Restated Schedule A to the Transfer Agency Agreement dated December 31, 2007, previously filed as Exhibit 99.h.1.C to PEA No. 17 and incorporated herein by reference.

(iv)	Fourth Amended and Restated Schedule A to the Transfer Agency Agreement dated July 1, 2008, previously filed as Exhibit 99.h.1.D to PEA No. 17 and incorporated herein by reference.

(v)
Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) ("PEA No. 15") and incorporated herein by reference.

(vi)
SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007 previously filed as Exhibit 99.h.1.D to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) (“PEA No. 15”) and incorporated herein by reference.

(vii)	Fifth Amended and Restated Schedule A to the Transfer Agency Agreement dated July 1, 2009, previously filed as Exhibit 99.h.1E to PEA No. 20 and incorporated herein by reference.

(b)	Inbound Call Management and Fulfillment Services Agreement.

(i)
Inbound Call Management and Fulfillment Services Agreement between Scout Investment Advisors, Inc. and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

(ii)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(iii)	Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.2.C to PEA No. 11 and incorporated herein by reference.

(iv)	Third Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.C to PEA No. 17 and incorporated herein by reference.

(v)	Fourth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.D to PEA No. 17 and incorporated herein by reference.

(vi)	Fifth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement, previously filed as Exhibit 99.h.2.F to PEA No. 20 and incorporated herein by reference.

(c)	Administration and Fund Accounting Agreement.

(i)
Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(ii)	Second Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.B to PEA No. 11 and incorporated herein by reference.

(iii)	Third Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.C to PEA No. 17 and incorporated herein by reference.

(iv)	Fourth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.D to PEA No. 17 and incorporated herein by reference.

(v)	Fifth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.h.3.E to PEA No. 20 and incorporated herein by reference.

(d)	Retirement Plan Agreement.

(i)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(ii)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Deloitte & Touche LLP is filed herewith.

(b)	Consent of Ernst & Young LLP is filed herewith.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.1 to PEA No. 18 and incorporated herein by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Kansas City and the State of Missouri on the 28th day of January, 2011.

Scout Funds

By:           /s/ Andrew J. Iseman
         Andrew J. Iseman, President

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ James L. Moffett	Principal Executive Officer	January 28, 2011
James. L. Moffett

/s/ C. Warren Green	Principal Financial Officer	January 28, 2011
C. Warren Green

/s/ Eric T. Jager	Trustee	January 28, 2011
Eric T. Jager*

/s/ William E. Hoffman	Trustee	January 28, 2011
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	January 28, 2011
Stephen F. Rose*

/s/ William B. Greiner	Trustee	January 28, 2011
William B. Greiner*

/s/ Andrea F. Bielsker	Trustee	January 28, 2011
Andrea F. Bielsker*

*By:
/s/ Constance E. Martin
Constance E. Martin
Attorney-in-Fact
(Pursuant to Power of Attorney, previously filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
99.11(a)	Opinion of Counsel with respect to the legality of the securities issued in the reorganization
99.14(a)	Consent of Deloitte & Touche LLP
99.14(b)	Consent of Ernst & Young LLP